Equity Funds

Old Mutual Columbus Circle Technology and Communications Fund
Old Mutual Emerging Growth Fund
Old Mutual Focused Fund
Old Mutual Growth Fund
Old Mutual Large Cap Fund
Old Mutual Large Cap Growth Fund
Old Mutual Large Cap Growth Concentrated Fund
Old Mutual Mid-Cap Fund
Old Mutual Select Growth Fund
Old Mutual Small Cap Fund
Old Mutual Strategic Small Company Fund

Fixed-Income Funds

Old Mutual Cash Reserves Fund

Prospectus Class A & C Shares	AS SUPPLEMENTED March 31, 2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Introduction

What The Funds Are —
And Are Not
These Funds are mutual funds — pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.
An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Market Capitalization
The Funds that primarily invest in small cap companies will generally maintain an average market capitalization below $2.5 billion, although a Fund may invest in companies outside this range. The Funds that primarily invest in mid-cap companies will normally maintain an average market capitalization between $2.5 billion and $10 billion and the Funds that primarily invest in large cap companies will generally maintain an average market capitalization above $10 billion, although a Fund may invest outside of these ranges.

An Introduction to the Old Mutual Advisor Funds II® and this Prospectus
Old Mutual Advisor Funds II (“OMAF II” or the “Trust”) is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called mutual funds. This Prospectus offers Class A and Class C Shares of each Fund (each a “Fund” and collectively, the “Funds”) listed on the cover except the Old Mutual Cash Reserves Fund.
This Prospectus contains important information you should know before investing in a Fund and if you are a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.
Fund Summaries
Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund’s goal matches your own. A description of each Fund’s goal, principal investment strategies, main risks of investing, and fees and expenses are described under each Fund’s Summary. Additional information about the Funds’ investment strategies begins on page 63.
The OMAF II Funds that primarily invest in equities (“Equity Funds”) are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Funds also may not be suitable for investors who require regular income.
The Old Mutual Cash Reserves Fund primarily invests in fixed income securities and is designed for more conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require greater stability of principal than equity funds or who are pursuing a short-term investment goal, such as investing emergency reserves.
Investment Adviser and Sub-Advisers
Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) is the investment adviser for each Fund. Old Mutual Capital has retained the following sub-advisers to assist in managing the Funds: CastleArk Management, LLC (“CastleArk”); Columbus Circle Investors (“Columbus Circle”); Copper Rock Capital Partners, LLC (“Copper Rock”); Eagle Asset Management, Inc. (“Eagle”); Liberty Ridge Capital, Inc. (“Liberty Ridge”); Munder Capital Management (“Munder”); Turner Investment Partners, Inc. (“Turner”); and Wellington Management Company, LLP (“Wellington”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). Old Mutual Capital and each Sub-Adviser provide services pursuant to an interim advisory agreement and interim sub-advisory agreements, respectively, approved by the Funds’ Board of Trustees (the “Board”) while shareholder approval of new advisory and sub-advisory agreements is sought. For information about the Adviser, Sub-Advisers and their respective advisory and sub-advisory agreements, see page 68 of this Prospectus.

Fund Summaries
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

Morningstar Category: Specialty — Technology          Sub-Adviser: Columbus Circle Investors

Technology and Communications Industries
Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors.
Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.

Investment Approach
The Fund, a non-diversified fund, seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund’s goal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in the technology and communications sectors of the stock market. The Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within those sectors. The Fund’s holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in the technology and communications sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. The Fund’s performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition and government regulation.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.
Small and Mid-Cap Company Risk. The Fund may invest in small and mid-cap companies. While small and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Columbus Circle Technology and
Communications Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns are compared to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A Shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C Shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1999 111.54%
Worst Quarter: Q4 2000 (50.95%)

*	The inception date of the Old Mutual Columbus Circle Technology and Communications Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Columbus Circle Technology and
Communications Fund

The table below provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns of the PSE Technology Index, a price-weighted index of the top 100 U.S. technology stocks. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years

Columbus Circle Technology and Communications Fund — Class A*
Before Taxes	8.91%	(18.69%)	3.07%
Columbus Circle Technology and Communications Fund — Class A*
After Taxes on Distributions	2.66%	(19.65%)	1.46%
Columbus Circle Technology and Communications Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	1.73%	(15.35%)	2.06%
Columbus Circle Technology and Communications Fund — Class C***
Returns Before Taxes	8.10%	(19.28%)	2.31%
PSE Technology Index®
(Reflects No Deduction for Fees, Expenses or Taxes)	7.80%	0.84%	15.62%

*	The inception date of the Old Mutual Columbus Circle Technology and Communications Fund’s Class A Shares was September 30, 2003. The returns shown for Class A Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A Shares before taxes from its inception date to December 31, 2005 was 11.34%. The average annual total return of Class A Shares after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 8.49% and 7.24%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Columbus Circle Technology and Communications Fund’s Class C Shares was September 30, 2003. The returns shown for Class C Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return for the Class C Shares before taxes from its inception date to December 31, 2005 was 10.54%.
Columbus Circle Technology and
Communications Fund

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund’s performance prior to November 2, 1999 may not be indicative of how it will perform in the future.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
Fees and Expenses
The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%[3]	0.95%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.68%[3]	0.68%[3]
Total Other Expenses	0.93%	0.93%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.88%	2.63%
Expense (Reduction)/ Recoupment	(0.18%)	(0.18%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.70%[4]	2.45%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to
Columbus Circle Technology and
Communications Fund

the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.70% and 2.45% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.70% and 2.45% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example translates the “Total Annual Operating Expenses” shown in the preceding table into dollar amounts. With this information you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$738	$1,080	$1,483	$2,605
Class C	$348	$764	$1,344	$2,921

You would pay the following if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$248	$764	$1,344	$2,921

Columbus Circle Technology and
Communications Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.64%)
2	10.25%	0.57%
3	15.76%	3.59%
4	21.55%	7.13%
5	27.63%	10.48%
6	34.01%	13.93%
7	40.71%	17.48%
8	47.75%	21.14%
9	55.13%	24.92%
10	62.89%	28.82%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.55%	1.55%
2	10.25%	5.17%	5.17%
3	15.76%	7.85%	7.85%
4	21.55%	10.40%	10.40%
5	27.63%	13.02%	13.02%
6	34.01%	15.70%	15.70%
7	40.71%	18.44%	18.44%
8	47.75%	21.25%	21.25%
9	55.13%	24.12%	24.12%
10	62.89%	27.06%	27.06%

Columbus Circle Technology and
Communications Fund

OLD MUTUAL EMERGING GROWTH FUND

Morningstar Category: Small Growth          Sub-Adviser: Copper Rock Capital Partners, LLC

Emerging Growth Companies
Growth Funds generally focus on stocks of companies believed to have above average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above average prices in relation to such measures as earnings and book value.
Emerging growth companies are generally those growth companies that are less mature and appear to have the potential for rapid growth.

Investment Approach
The Fund seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies at the time of purchase with growth characteristics. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Small Company Risk. The Fund primarily invests in small companies. While small companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
Emerging Growth Fund

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1999 45.66%
Worst Quarter: Q3 2001 (34.52%)

*	The inception date of the Old Mutual Emerging Growth Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Emerging Growth Fund

The table below provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns of the Russell 2000® Growth Index, a widely recognized, unmanaged index that tracks the performance of the securities of 2,000 small cap companies in the Russell 2000® Index with greater-than-average growth characteristics. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A shares. After tax performance of Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years

Emerging Growth Fund — Class A*
Before Taxes	6.53%	(10.14%)	(2.99%)
Emerging Growth Fund — Class A*
After Taxes on Distributions	0.43%	(11.20%)	(3.96%)
Emerging Growth Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	0.28%	(9.14%)	(3.00%)
Emerging Growth Fund — Class C***
Returns Before Taxes	5.67%	(10.82%)	(3.72%)
Russell 2000® Growth Index
(Reflects No Deduction for Fees, Expenses or Taxes)	4.15%	2.28%	4.69%

*	The inception date of the Old Mutual Emerging Growth Fund’s Class A Shares was September 30, 2003. The returns shown for Class A Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A Shares before taxes from its inception date to December 31, 2005 was 7.07%. The average annual total return of Class A Shares after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 4.31% and 3.68%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Emerging Growth Fund’s Class C Shares was September 30, 2003. The returns shown for Class C Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return for the Class C Shares before taxes from its inception date to December 31, 2005 was 6.26%.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
Emerging Growth Fund

Fees and Expenses
The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%[3]	0.95%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.52%[3]	0.52%[3]
Total Other Expenses	0.77%	0.77%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.72%	2.47%
Expense (Reduction)/ Recoupment	(0.17%)	(0.17%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.55%[4]	2.30%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short Term Trading Redemption Fees” section of this Prospectus for more details.

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.
Emerging Growth Fund

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.55% and 2.30% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.55% and 2.30% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$724	$1,036	$1,407	$2,446
Class C	$333	$718	$1,267	$2,765

You would pay the following if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$233	$718	$1,267	$2,765

Emerging Growth Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.50%)
2	10.25%	0.87%
3	15.76%	4.35%
4	21.55%	7.77%
5	27.63%	11.30%
6	34.01%	14.95%
7	40.71%	18.72%
8	47.75%	22.62%
9	55.13%	26.64%
10	62.89%	30.79%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.70%	1.70%
2	10.25%	5.47%	5.47%
3	15.76%	8.32%	8.32%
4	21.55%	11.06%	11.06%
5	27.63%	13.87%	13.87%
6	34.01%	16.75%	16.75%
7	40.71%	19.71%	19.71%
8	47.75%	22.73%	22.73%
9	55.13%	25.83%	25.84%
10	62.89%	29.02%	29.02%

Emerging Growth Fund

OLD MUTUAL FOCUSED FUND

Morningstar Category: Large Blend          Sub-Adviser: Liberty Ridge Capital, Inc.
Investment Approach
The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large cap companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large cap companies that Liberty Ridge, the Fund’s Sub-Adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.
Small and Mid-Cap Company Risk. The Fund may invest in small or mid-cap companies. While small and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Focused Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q1 2000 29.49%
Worst Quarter: Q3 2002 (18.80%)

*	The inception date of the Old Mutual Focused Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Focused Fund

The table below provides average annual total return information for the Fund’s Class A and Class C Shares compared and the returns of the Russell 3000® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(2/12/99)

Focused Fund — Class A*
Returns Before Taxes	1.70%	2.46%	11.19%
Focused Fund — Class A*
After Taxes on Distributions	(4.22%)	1.18%	9.60%
Focused Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	(2.70%)	1.02%	8.56%
Focused Fund — Class C***
Returns Before Taxes	0.94%	1.70%	10.36%
Russell 3000® Index****
(Reflects No Deduction for Fees, Expenses or Taxes)	6.12%	1.58%	2.31%

*	The inception date of the Old Mutual Focused Fund’s Class A Shares was September 30, 2003. The returns shown for Class A Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A Shares before taxes from its inception date to December 31, 2005 was 13.48%. The average annual total returns of Class A Shares after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 10.51% and 9.02%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Focused Fund’s Class C Shares was September 30, 2003. The returns shown for Class C Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return of Class C Shares before taxes from its inception date to December 31, 2005 was 12.63%.

****	The since inception returns for the Russell 3000® Index were calculated as of January 31, 1999.
Focused Fund

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%[3]	0.65%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.82%[3]	0.82%[3]
Total Other Expenses	1.07%	1.07%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.72%	2.47%
Expense (Reduction)/ Recoupment	(0.32%)	(0.32%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.40%[4]	2.15%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that
Focused Fund

portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.40% and 2.15% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.40% and 2.15% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$709	$993	$1,365	$2,408
Class C	$318	$673	$1,244	$2,729

You would pay the following if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$218	$673	$1,224	$2,729

Focused Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.36%)
2	10.25%	1.16%
3	15.76%	4.80%
4	21.55%	8.24%
5	27.63%	11.79%
6	34.01%	15.45%
7	40.71%	19.24%
8	47.75%	23.15%
9	55.13%	27.19%
10	62.89%	31.36%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.85%	1.85%
2	10.25%	5.78%	5.78%
3	15.76%	8.80%	8.80%
4	21.55%	11.55%	11.55%
5	27.63%	14.37%	14.37%
6	34.01%	17.26%	17.26%
7	40.71%	20.23%	20.23%
8	47.75%	23.27%	23.27%
9	55.13%	26.39%	26.39%
10	62.89%	29.59%	29.59%

Focused Fund

OLD MUTUAL GROWTH FUND

Morningstar Category: Mid-Cap Growth        Sub-Adviser: Munder Capital Management and Turner Investment Partners, Inc.
Investment Approach
The Fund seeks to provide investors with capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. Equity securities in which the Fund may invest include common stocks and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Small and Mid-Cap Company Risk. The Fund primarily invests in small or mid-cap companies. While small and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Growth Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1999 64.33%
Worst Quarter: Q4 2000 (32.66%)

*	The inception date of the Old Mutual Growth Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Growth Fund

The following table provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns for the Russell Mid-Cap Growth Index and S&P MidCap 400 Index. The unmanaged Russell Mid-Cap Growth Index measures the performance of those securities in the Russell Mid-Cap Index with greater than average growth characteristics. The S&P MidCap 400 Index is a widely recognized, unmanaged mid-cap index of 400 domestic stocks chosen for their market capitalization, liquidity and industry group representations. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years

Growth Fund — Class A*
Returns Before Taxes	10.93%	(7.56%)	0.43%
Growth Fund — Class A*
After Taxes on Distributions	4.53%	(8.65%)	(0.57%)
Growth Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	2.95%	(7.13%)	(0.11%)
Growth Fund — Class C***
Returns Before Taxes	10.08%	(8.26%)	(0.32%)
Russell Mid-Cap Growth Index
(Reflects No Deduction for Fees, Expenses or Taxes)	12.10%	1.38%	9.27%
S&P MidCap 400 Index
(Reflects No Deduction for Fees, Expenses or Taxes)	12.55%	8.60%	13.83%

*	The inception date of the Old Mutual Growth Fund’s Class A shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 11.29%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 8.40% and 7.19%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Growth Fund’s Class C shares was September 30, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 10.45%.
Growth Fund

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%[3]	0.95%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.47%[3]	0.48%[3]
Total Other Expenses	0.72%	0.73%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.67%	2.43%
Expense (Reduction)/ Recoupment	(0.32%)	(0.33%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.35%[4]	2.10%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been
Growth Fund

restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.35% and 2.10% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.35% and 2.10% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$705	$978	$1,340	$2,357
Class C	$313	$658	$1,201	$2,686

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class C	$213	$658	$1,201	$2,686

Growth Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.31%)
2	10.25%	1.26%
3	15.76%	4.95%
4	21.55%	8.45%
5	27.63%	12.06%
6	34.01%	15.79%
7	40.71%	19.65%
8	47.75%	23.63%
9	55.13%	27.75%
10	62.89%	32.00%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.90%	1.90%
2	10.25%	5.88%	5.88%
3	15.76%	8.95%	8.95%
4	21.55%	11.75%	11.75%
5	27.63%	14.63%	14.63%
6	34.01%	17.57%	17.57%
7	40.71%	20.59%	20.59%
8	47.75%	23.69%	23.69%
9	55.13%	26.87%	26.87%
10	62.89%	30.13%	30.13%

Growth Fund

OLD MUTUAL LARGE CAP FUND

Morningstar Category: Large Value          Sub-Adviser: Liberty Ridge Capital, Inc.
Investment Approach
The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Large Cap Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1998 28.01%
Worst Quarter: Q3 2002 (21.39%)

*	The inception date of the Old Mutual Large Cap Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Large Cap Fund

The table below provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A shares. After tax performance of Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(12/31/96)

Large Cap Fund — Class A*
Returns Before Taxes	1.68%	(1.12%)	8.88%
Large Cap Fund — Class A*
After Taxes on Distributions	(4.27%)	(2.49%)	5.82%
Large Cap Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	(2.70%)	(2.03%)	5.63%
Large Cap Fund — Class C***
Returns Before Taxes	0.95%	(1.86%)	8.07%
S&P 500 Index
(Reflects No Deduction for Fees, Expenses or Taxes)	4.91%	0.54%	7.63%

*	The inception date of the Old Mutual Large Cap Fund’s Class A shares was September 30, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 7.79%. The average annual total returns of Class A after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 4.78% and 4.20%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Large Cap Fund’s Class C shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 6.98%.
Large Cap Fund

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A		Class C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%		Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable	[1]	1.00%

Redemption/ Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]		2.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%[3]		0.75%[3]
Distribution (12b-1) Fees	Not Applicable		0.75%
Other Expenses
Service Fees	0.25%		0.25%
Other Expenses	0.51%[3]		0.51%[3]
Total Other Expenses	0.76%		0.76%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.51%		2.26%
Expense (Reduction)/ Recoupment	(0.11%)		(0.11%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.40%[4]		2.15%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.
Large Cap Fund

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.40% and 2.15% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.40% and 2.15% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$709	$993	$1,320	$2,245
Class C	$318	$673	$1,178	$2,568

You would pay the following if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$218	$673	$1,178	$2,568

Large Cap Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.36%)
2	10.25%	1.16%
3	15.76%	4.80%
4	21.55%	8.46%
5	27.63%	12.24%
6	34.01%	16.16%
7	40.71%	20.21%
8	47.75%	24.41%
9	55.13%	28.75%
10	62.89%	33.24%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.85%	1.85%
2	10.25%	5.78%	5.78%
3	15.76%	8.80%	8.80%
4	21.55%	11.78%	11.78%
5	27.63%	14.84%	14.84%
6	34.01%	17.99%	17.99%
7	40.71%	21.22%	21.22%
8	47.75%	24.54%	24.54%
9	55.13%	27.95%	27.95%
10	62.89%	31.46%	31.46%

Large Cap Fund

OLD MUTUAL LARGE CAP GROWTH FUND

Morningstar Category: Large Growth        Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.
Investment Approach
The Fund seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies with favorable growth prospects. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Large Cap Growth Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1999 59.49%
Worst Quarter: Q4 2000 (22.81%)

*	The inception date of the Old Mutual Large Cap Growth Fund’s Class A Shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Large Cap Growth Fund

The following table provides average annual total return information for the Fund’s Class A and Class C Shares, compared to the returns of the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years

Large Cap Growth Fund — Class A*
Returns Before Taxes	4.16%	(5.77%)	9.22%
Large Cap Growth Fund — Class A*
After Taxes on Distributions	(1.85%)	(6.88%)	7.67%
Large Cap Growth Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	(1.20%)	(5.71%)	7.32%
Large Cap Growth Fund — Class C***
Returns Before Taxes	3.38%	(6.48%)	8.40%
Russell 1000® Growth Index
(Reflects No Deduction for Fees, Expenses or Taxes)	5.26%	(3.58%)	6.73%

*	The inception date of the Old Mutual Large Cap Growth Fund’s Class A Shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 9.61%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 6.96% and 5.96%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Large Cap Growth Fund’s Class C Shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 8.79%.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
Large Cap Growth Fund

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%[3]	0.85%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.48%[3]	0.48%[3]
Total Other Expenses	0.73%	0.73%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.58%	2.33%
Expense (Reduction)/ Recoupment	(0.08%)	(0.08%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.50%[4]	2.25%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been
Large Cap Growth Fund

restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,022	$1,363	$2,325
Class C	$328	$703	$1,222	$2,646

You would pay the following if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$228	$703	$1,222	$2,646

Large Cap Growth Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.45%)
2	10.25%	0.96%
3	15.76%	4.50%
4	21.55%	8.07%
5	27.63%	11.77%
6	34.01%	15.59%
7	40.71%	19.54%
8	47.75%	23.63%
9	55.13%	27.86%
10	62.89%	32.23%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.75%	1.75%
2	10.25%	5.58%	5.58%
3	15.76%	8.48%	8.48%
4	21.55%	11.38%	11.38%
5	27.63%	14.35%	14.35%
6	34.01%	17.40%	17.40%
7	40.71%	20.54%	20.54%
8	47.75%	23.76%	23.76%
9	55.13%	27.06%	27.06%
10	62.89%	30.45%	30.45%

Large Cap Growth Fund

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED FUND

Morningstar Category: Large Growth      Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.
Investment Approach
The Fund, a non-diversified fund, seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies with favorable growth prospects. Each Sub-Adviser will invest the portion of the Fund it manages in not more than 40 large cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Large Cap Growth Concentrated Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1999 75.41%
Worst Quarter: Q4 2000 (33.20%)

*	The inception date of Old Mutual Large Cap Growth Concentrated Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Large Cap Growth Concentrated Fund

The following table provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns of the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(11/29/96)

Large Cap Growth Concentrated Fund — Class A*
Returns Before Taxes	5.09%	(8.07%)	9.28%
Large Cap Growth Concentrated Fund — Class A*
After Taxes on Distributions	(0.95%)	(9.15%)	7.60%
Large Cap Growth Concentrated Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	(0.62%)	(7.53%)	7.42%
Large Cap Growth Concentrated Fund — Class C***
Returns Before Taxes	4.32%	(8.75%)	8.47%
Russell 1000® Growth Index
(Reflects No Deduction for Fees, Expenses or Taxes)	5.26%	(3.58%)	6.73%

*	The inception date of the Old Mutual Large Cap Growth Concentrated Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 10.64%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 7.77% and 6.65%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Large Cap Growth Concentrated Fund’s Class C Shares was September 30, 2003. The returns shown for Class C Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 9.81%.

****	The since inception returns for the Russell 1000® Growth Index were calculated as of November 30, 1996.
Large Cap Growth Concentrated Fund

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load)
(as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee
(as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.90%[3]	0.90%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.56%[3]	0.56%[3]
Total Other Expenses	0.81%	0.81%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.71%	2.46%
Expense (Reduction)/ Recoupment	(0.21%)	(0.21%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.50%[4]	2.25%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory
Large Cap Growth Concentrated Fund

and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,022	$1,391	$2,426
Class C	$328	$703	$1,251	$2,745

You Would Pay the Following if You Did Not Redeem Your Shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$228	$703	$1,251	$2,745

Large Cap Growth Concentrated Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.45%)
2	10.25%	0.96%
3	15.76%	4.50%
4	21.55%	7.93%
5	27.63%	11.49%
6	34.01%	15.15%
7	40.71%	18.94%
8	47.75%	22.86%
9	55.13%	26.90%
10	62.89%	31.07%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.75%	1.75%
2	10.25%	5.58%	5.58%
3	15.76%	8.48%	8.48%
4	21.55%	11.23%	11.23%
5	27.63%	14.06%	14.06%
6	34.01%	16.96%	16.96%
7	40.71%	19.93%	19.93%
8	47.75%	22.97%	22.97%
9	55.13%	26.10%	26.10%
10	62.89%	29.30%	29.30%

Large Cap Growth Concentrated Fund

OLD MUTUAL MID-CAP FUND

Morningstar Category: Mid-Cap Blend          Sub-Adviser: Liberty Ridge Capital, Inc.
Investment Approach
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.
Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies and also may invest in smaller companies. While small-sized companies, and to an extent mid-cap companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Mid-Cap Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1998 29.96%
Worst Quarter: Q3 2001 (18.56%)

*	The inception date of Old Mutual Mid-Cap Fund’s Class A Shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Mid-Cap Fund

The following table provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns of the S&P MidCap 400 Index, a widely recognized unmanaged index that measures the performance of 400 mid-cap stocks. Sales loads are reflected in the performance table and includes both before and after tax returns.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(4/30/97)

Mid-Cap Fund — Class A*
Returns Before Taxes	6.20%	7.53%	16.93%
Mid-Cap Fund — Class A*
After Taxes on Distributions	(1.82%)	5.52%	12.70%
Mid-Cap Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	0.90%	5.12%	12.05%
Mid-Cap Fund — Class C***
Returns Before Taxes	5.44%	6.74%	16.07%
S&P MidCap 400 Index
(Reflects No Deduction for Fees, Expenses or Taxes)	12.55%	8.60%	13.83%

*	The inception date of the Old Mutual Mid-Cap Fund’s Class A Shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 17.28%. The average annual total returns of Class A after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 12.80% and 11.91%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Mid-Cap Fund’s Class C Shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 16.45%.
Mid-Cap Fund

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%[3]	0.95%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.41%[3]	0.41%[3]
Total Other Expenses	0.66%	0.66%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.61%	2.36%
Expense (Reduction)/ Recoupment	(0.16%)	(0.16%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.45%[4]	2.20%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been
Mid-Cap Fund

restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.45% and 2.20% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.45% and 2.20% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$714	$1,007	$1,356	$2,336
Class C	$323	$688	$1,215	$2,657

You Would Pay the Following if you Did Not Redeem Your Shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$223	$688	$1,215	$2,657

Mid-Cap Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.40%)
2	10.25%	1.06%
3	15.76%	4.65%
4	21.55%	8.20%
5	27.63%	11.86%
6	34.01%	15.66%
7	40.71%	19.58%
8	47.75%	23.63%
9	55.13%	27.82%
10	62.89%	32.15%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.80%	1.80%
2	10.25%	5.68%	5.68%
3	15.76%	8.64%	8.64%
4	21.55%	11.51%	11.51%
5	27.63%	14.45%	14.45%
6	34.01%	17.47%	17.47%
7	40.71%	20.57%	20.57%
8	47.75%	23.75%	23.75%
9	55.13%	27.02%	27.02%
10	62.89%	30.38%	30.38%

Mid-Cap Fund

OLD MUTUAL SELECT GROWTH FUND

Morningstar Category: Large Growth        Sub-Advisers: CastleArk Management, LLC and Turner Investment Partners, Inc.
Investment Approach
The Fund, a non-diversified Fund, seeks to provide investors with long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with favorable growth prospects. Each Sub-Adviser will invest its portion of the Fund in not more than 40 companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.
Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.
Small and Mid-Cap Company Risk. The Fund may invest in small or mid-cap companies. While small and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Select Growth Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1999 130.25%
Worst Quarter: Q4 2000 (43.22%)

*	The inception date of the Old Mutual Select Growth Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Select Growth Fund

The following table provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns of the Russell 3000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years

Select Growth Fund — Class A*
Returns Before Taxes	3.99%	(11.02%)	5.75%
Select Growth Fund — Class A*
After Taxes on Distributions	(1.99%)	(12.06%)	4.60%
Select Growth Fund — Class A*/**
After Taxes on Distributions and Sales of Fund Shares	(1.29%)	(9.80%)	4.44%
Select Growth Fund — Class C***
Returns Before Taxes	3.21%	(11.68%)	4.96%
Russell 3000® Growth Index
(Reflects No Deduction for Fees, Expenses or Taxes)	5.17%	(3.15%)	6.48%

*	The inception date of the Old Mutual Select Growth Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 8.20%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 5.38% and 4.59%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Select Growth Fund’s Class C Shares was September 30, 2003. The returns shown for Class C prior to its inception as based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 7.39%.
Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
Select Growth Fund

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load)
(as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee
(as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.90%[3]	0.90%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.63%[3]	0.63%[3]
Total Other Expenses	0.88%	0.88%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.78%	2.53%
Expense (Reduction)/ Recoupment	(0.28%)	(0.28%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.50%[4]	2.25%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been
Select Growth Fund

restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Costs

	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,022	$1,406	$2,480
Class C	$328	$703	$1,266	$2,798

You Would Pay the Following if you Did Not Redeem Your Shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$228	$703	$1,266	$2,798

Select Growth Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.45%)
2	10.25%	0.96%
3	15.76%	4.50%
4	21.55%	7.86%
5	27.63%	11.33%
6	34.01%	14.92%
7	40.71%	18.62%
8	47.75%	22.44%
9	55.13%	26.38%
10	62.89%	30.45%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.75%	1.75%
2	10.25%	5.58%	5.58%
3	15.76%	8.48%	8.48%
4	21.55%	11.16%	11.16%
5	27.63%	13.90%	13.90%
6	34.01%	16.72%	16.72%
7	40.71%	19.60%	19.60%
8	47.75%	22.55%	22.55%
9	55.13%	25.58%	25.58%
10	62.89%	28.68%	28.68%

Select Growth Fund

OLD MUTUAL SMALL CAP FUND

Morningstar Category: Small Blend         Sub-Advisers: Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc.
Investment Approach
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Small Company Risk. The Fund invests primarily in smaller sized companies. While small companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Small Cap Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns are compared to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 2001 25.60%
Worst Quarter: Q3 2002 (22.06%)

*	The inception date of the Old Mutual Small Cap Fund’s Class A Shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Small Cap Fund

The following table provides average annual total return information for the Fund’s Class A and Class C Shares, the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(4/30/97)

Small Cap Fund — Class A*
Returns Before Taxes	1.78%	2.91%	11.90%
Small Cap Fund — Class A*
After Taxes on Distributions	(4.07%)	1.69%	10.32%
Small Cap Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	(2.65%)	1.45%	9.31%
Small Cap Fund — Class C***
Returns Before Taxes	1.03%	2.14%	11.06%
Russell 2000® Index
(Reflects No Deduction for Fees, Expenses or Taxes)	4.55%	8.22%	8.49%

*	The inception date of the Old Mutual Small Cap Fund’s Class A Shares was September 30, 2003. The returns shown for Class A Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 14.67%. The average annual total returns of Class A after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 11.71% and 10.05%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Small Cap Fund’s Class C Shares was September 30, 2003. The returns shown for Class C Shares prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 13.82%.
As of January 1, 2006, certain of the Fund’s assets began to be managed by a Sub-Adviser different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
Small Cap Fund

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%[3]	1.00%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.66%[3]	0.66%[3]
Total Other Expenses	0.91%	0.91%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.91%	2.66%
Expense (Reduction)/ Recoupment	(0.41%)	(0.41%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.50%[4]	2.25%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been
Small Cap Fund

restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.50% and 2.25% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,022	$1,433	$2,579
Class C	$328	$703	$1,294	$2,896

You Would Pay the Following if you Did Not Redeem Your Shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$228	$703	$1,294	$2,896

Small Cap Fund

Performance Example
The following table summarizes the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.45%)
2	10.25%	0.96%
3	15.76%	4.50%
4	21.55%	7.73%
5	27.63%	11.05%
6	34.01%	14.49%
7	40.71%	18.02%
8	47.75%	21.67%
9	55.13%	25.43%
10	62.89%	29.31%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.75%	1.75%
2	10.25%	5.58%	5.58%
3	15.76%	8.48%	8.48%
4	21.55%	11.02%	11.02%
5	27.63%	13.62%	13.62%
6	34.01%	16.27%	16.27%
7	40.71%	18.99%	18.99%
8	47.75%	21.78%	21.78%
9	55.13%	24.63%	24.63%
10	62.89%	27.54%	27.54%

Small Cap Fund

Fund Summaries
OLD MUTUAL STRATEGIC SMALL COMPANY FUND

Morningstar Category: Small Growth   Sub-Advisers: Copper Rock Capital Partners, LLC; Eagle Asset Management, Inc.; and Liberty Ridge Capital, Inc.
Investment Approach
The Fund seeks to provide investors with growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies. The Fund’s investments are allocated between companies with growth prospects, companies with value characteristics, and companies that may have growth and value characteristics. Equity securities in which the Fund may invest include common and preferred stocks.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.
Small Company Risk. The Fund invests primarily in smaller sized companies. While small companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility.
Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.
Strategic Small Company Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.
Year-by-Year Total Returns
as of 12/31/05 — Class A Shares*
Best Quarter: Q4 1999 36.03%
Worst Quarter: Q3 1998 (23.55%)

*	The inception date of the Old Mutual Strategic Small Company Fund’s — Class A Shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z Shares, adjusted to reflect the higher Service Fees applicable to Class A Shares.
Strategic Small Company Fund

The following table provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns of the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Sales loads are reflected in the performance table.
After tax performance is shown only for Class A Shares. After tax performance of Class C Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

	Past	Past	Inception
	1 Year	5 Years	(12/31/96)

Strategic Small Company Fund — Class A*
Returns Before Taxes	5.56%	0.60%	9.19%
Strategic Small Company Fund — Class A*
After Taxes on Distributions	(0.51%)	(0.59%)	7.14%
Strategic Small Company Fund — Class A*/**
After Taxes on Distributions and Sale of Fund Shares	(0.33%)	(0.50%)	6.65%
Strategic Small Company Fund — Class C***
Returns Before Taxes	4.74%	(0.22%)	8.33%
Russell 2000® Index
(Reflects No Deduction for Fees, Expenses or Taxes)	4.55%	8.22%	9.26%

*	The inception date of the Old Mutual Strategic Small Company Fund’s Class A Shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A Shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 13.04%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 10.28% and 8.83%, respectively.

**	When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The inception date of the Old Mutual Strategic Small Company Fund’s Class C Shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z Shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C Shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 12.17%.
As of January 1, 2006, certain of the Fund’s assets began to be managed by Sub-Advisers different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.
Strategic Small Company Fund

Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

	Class A	Class C

Maximum Sales Charge (Load)
(as a percentage of offering price and paid directly from your investment)	5.75%	Not Applicable

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price and paid directly from your investment)	Not Applicable[1]	1.00%

Redemption/ Exchange Fee
(as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%[2]	2.00%[2]

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.95%[3]	0.95%[3]
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.56%[3]	0.58%[3]
Total Other Expenses	0.81%	0.83%

Total Annual Operating Expenses Without Reimbursements and Waivers	1.76%	2.53%
Expense (Reduction)/ Recoupment	(0.16%)	(0.18%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.60%[4]	2.35%[4]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

[2]	To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details

[3]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.
Strategic Small Company Fund

[4]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.60% and 2.35% for Class A and Class C Shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.60% and 2.35% for Class A and Class C Shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class A	$728	$1,051	$1,430	$2,489
Class C	$338	$733	$1,294	$2,822

You Would Pay the Following if you Did Not Redeem Your Shares:
	1 Year	3 Years	5 Years	10 Years

Class C	$238	$733	$1,294	$2,822

Strategic Small Company Fund

Performance Example
The following tables summarize the impact of the Fund’s fees and expenses on its Class A and Class C performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 in each table shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 in each table shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming no redemption of Fund shares at end of period). Column 3 in the table for Class C shares shows the Fund’s cumulative performance with the deduction of fees and expenses (assuming redemption of Fund shares at end of period). The performance information in these tables is hypothetical. The Fund’s actual performance may be higher or lower.

Class A	Column 1	Column 2

		Cumulative Returns After
		Fees and Expenses
	Cumulative Returns Before	(including maximum front end
Year	Fees and Expenses	sales charge)

1	5.00%	(2.55%)
2	10.25%	0.77%
3	15.76%	4.19%
4	21.55%	7.57%
5	27.63%	11.06%
6	34.01%	14.65%
7	40.71%	18.37%
8	47.75%	22.20%
9	55.13%	26.16%
10	62.89%	30.25%

Class C	Column 1	Column 2	Column 3

			Cumulative
			Returns After
			Fees and Expenses
	Cumulative Returns Before	Cumulative Returns After	(assuming redemption of
Year	Fees and Expenses	Fees and Expenses	Fund shares)

1	5.00%	2.65%	1.65%
2	10.25%	5.37%	5.37%
3	15.76%	8.16%	8.16%
4	21.55%	10.83%	10.83%
5	27.63%	13.57%	13.57%
6	34.01%	16.38%	16.38%
7	40.71%	19.25%	19.25%
8	47.75%	22.20%	22.20%
9	55.13%	25.22%	25.22%
10	62.89%	28.31%	28.31%

Strategic Small Company Fund

OLD MUTUAL CASH RESERVES FUND

Sub-Advisor: Wellington Management Company, LLP

Money Market
Money Market is the securities market that exists to provide very short term funding to corporations, municipalities and the U.S. government. The Money Market specializes in debt securities that mature in less than one year.

Investment Approach
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity. To pursue this goal, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers that are rated in one of the two highest rating categories by any two nationally recognized rating organizations or that are unrated securities of comparable quality. The Fund’s holdings are primarily U.S. money market instruments, such as certificates of deposit (“CDS”), commercial paper, and corporate obligations that Wellington, the Fund’s Sub-Adviser, believes offer the most attractive income potential without undue risk.
Main Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
Interest Rate Risk. When interest rates change, the Fund’s yield will be affected. An increase in interest rates tends to increase the Fund’s yield, while a decline in interest rates tends to reduce its yield.
Credit Risk. The value of debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to meet interest or principle payments, or both, as they become due.
Inflation Risk. Inflation risk is the risk that your investment will not provide enough income to keep pace with inflation.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Cash Reserves Fund

Performance Information
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns are compared to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.
The Fund’s past performance both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect.
Because the Fund does not offer Class A or Class C Shares, the following bar chart shows the returns for the Fund’s Class Z Shares. The Year-by-Year Total Returns data does not reflect sales loads. If it did, the annual total returns would be lower.
Year-by-Year Total Returns
as of 12/31/05 — Class Z Shares
Best Quarter: Q3 2000 1.55%
Worst Quarter: Q3 2003 0.08%
Because the Fund does not offer Class A or Class C Shares, the following table provides average annual total return information for the Fund’s Class Z Shares before taxes. The Fund’s performance is compared to the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in one of the two highest credit quality short-term money market instruments. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years

Cash Reserves Fund — Class Z
Before Taxes	2.45%	1.60%	3.34%
Lipper Money Market Funds Average
(Reflects No Deduction for Fees, Expenses or Taxes)	2.66%	1.83%	3.49%

Cash Reserves Fund

To Obtain Information About The Fund’s Current Yield, Call 1-800-433-0051.
Fees and Expenses
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.
Fees and Expenses Table*

Class Z

Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	Not Applicable
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%[1]
Distribution and/or Service (12b-1) Fees	Not Applicable
Other Expenses	0.47%[1]

Total Annual Operating Expenses Without Reimbursement and Waivers	0.87%
Expense (Reduction)/Recoupment	(0.14%)
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	0.73%[2]

*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

[1]	The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

[2]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.73%. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 0.73%, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.
Cash Reserves Fund

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and reimbursements. The example is hypothetical. Your actual costs may be higher or lower.
Your Cost

	1 Year	3 Years	5 Years	10 Years

Class Z	$75	$233	$439	$1,032

Performance Example
The following table summarizes the impact of the Fund’s fees and expenses on its performance for each year and cumulatively, assuming a 5% return for each year and the Fund’s operating expenses remain the same for the time periods below and include the effect of contractual fee waivers and reimbursements. Column 1 shows the Fund’s cumulative performance without the deduction of fees and expenses. Column 2 shows the Fund’s cumulative performance with the deduction of fees and expenses. The performance information in this table is hypothetical. The Fund’s actual performance may be higher or lower.

	Column 1	Column 2

	Cumulative Returns Before Fees and	Cumulative Returns After Fees
Year	Expenses	and Expenses

1	5.00%	4.27%
2	10.25%	8.72%
3	15.76%	13.36%
4	21.55%	18.05%
5	27.63%	22.92%
6	34.01%	28.00%
7	40.71%	33.29%
8	47.75%	38.79%
9	55.13%	44.52%
10	62.90%	50.49%

Cash Reserves Fund

More About the Funds
Investment Strategies and Risks
Each Fund seeks to achieve its investment objective through its principal investment strategy. The principal investment strategies and risks of each Fund have been described in the Fund summaries. This section of the Prospectus discusses those and other investment strategies used by the Funds in greater detail and describes additional risks associated with an investment in the Funds. The Statement of Additional Information contains more detailed information about the Funds’ investment policies and risks. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.
CastleArk’s Investment Strategies — Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds
CastleArk’s investment process consists of three disciplines: a qualitative identification of companies with desirable stock traits, a quantitative valuation analysis, and a quantitative diversification analysis.

•	Identification. CastleArk identifies companies that offer the best opportunities by looking for companies that (1) are growing, are highly-profitable, and dominate in their industries, (2) possess proprietary products, unique assets or an innovative approach to marketing, and (3) are capable, through outstanding management and otherwise, to produce superior returns on invested capital. Applying these criteria to a universe of approximately 800 growth stocks, CastleArk identifies around 200 dominant companies that it tracks for further consideration. Generally, about 10% of this list’s dominant companies changes from year to year.

•	Valuation. CastleArk determines target price-to-earnings ratios on a company-by-company basis through the use of its proprietary Earnings Life Cycle model. By use of this model, CastleArk compares the relative attractiveness of each of the dominant companies based on such factors as: (1) historical and projected earnings growth; (2) earnings stability; (3) return on invested capital; (4) P/E (price to earnings) ratios relative to S&P 500 averages; (5) earnings growth relative to S&P 500 averages; and (6) the beta of the stock (essentially, the variability of returns of the stock compared to returns of the market as a whole). CastleArk then classifies the dominant companies according to whether they are an “emerging growth”, a “consistent growth” or a “cyclical growth” company. Next, CastleArk determines a fair value for each company and, by comparing this to the stock price of the company, CastleArk creates a ranking of each dominant company by the degree of under- or over-valuation.

•	Diversification. Stocks of highly-ranked, dominant companies do not automatically become part of the portfolio. By considering factors such as industry and sector, company size (distribution of companies between “emerging”, “consistent”, and “cyclical” growth), liquidity (market impact costs of a buy or a sell), and market sensitivity of the portfolio (the portfolio’s beta), CastleArk quantitatively assesses the risk each individual stock has on the total portfolio. CastleArk’s diversification analysis also provides an overall risk framework that allows its portfolio to be “benchmarked” or compared with a target objective.
Columbus Circle’s Investment Strategy — Old Mutual Columbus Circle Technology and Communications Fund
Columbus Circle’s investment process is based on a growth-oriented process that uses fundamental research to evaluate growth and company quality. Columbus Circle’s process is based on the premise that companies doing better than expected will have rising securities prices while companies producing less than expected results will not. Columbus Circle refers to its discipline as positive momentum and positive surprise.
Columbus Circle focuses its research on finding positive momentum and positive surprise and strives to invest in companies that exceed investor expectations. Through careful analysis of company fundamentals in the context of the prevailing economic environment, Columbus Circle selects companies that meet its criteria. Columbus Circle believes that when a company demonstrates positive momentum and positive surprise in its business progress, its share price has historically continued on an upward trend. As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock has historically outperformed the market. Columbus Circle closely monitors a company’s progress versus expectations in evaluating whether to purchase a stock.

More About the Funds (continued)
Copper Rock’s Investment Strategies — Old Mutual Strategic Small Company and
Emerging Growth Funds
Copper Rock generates its initial investment ideas from a number of sources, including proprietary methods and screens, and bottom-up themes. In selecting companies, Copper Rock favors entrepreneurial companies that appear to be reasonably valued. Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position, and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Sector weights result from Copper Rock’s bottom-up stock selection process.
Eagle’s Investment Strategies — Old Mutual Strategic Small Company and Small Cap Funds
Eagle searches for smaller, less visible companies with unique business concepts or niche products that are reasonably priced and positioned for growth. Eagle’s small cap core investment strategy employs in depth, rigorous research, intensive analysis and thorough, bottom-up stock selection to identify consistently growing companies that are reasonably priced.
The driving force behind each of Eagle’s investment decisions is to look beyond price-to-earnings multiples and stated growth rates to buy companies that have sustainable competitive advantages. Eagle seeks to gain a thorough understanding of a company’s management, business plan, financials, real rate of growth and competitive threats and advantages.
Eagle focuses on companies that are low-cost producers; those with high barriers to entry, those with strong management teams; those with recurring revenue streams; and those with conservative accounting. Other criteria include a catalyst for accelerated growth; earnings-per-share growth greater than 15%; reasonable price-to-earnings ratio relative to growth rate; high or expanding return on equity and high or expanding operating margins relative to peer group.
Liberty Ridge Capital’s Investment Strategy — Old Mutual Strategic Small Company, Focused, Large Cap, Mid-Cap and Small Cap Funds
Liberty Ridge’s core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth. These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Liberty Ridge attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity. Liberty Ridge believes appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.
Munder’s Investment Strategies — Old Mutual Growth Fund
Munder’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.
Munder portfolio managers generally choose the Fund’s investments by reviewing the earnings growth of all publicly traded mid-cap companies over the past three years and selecting companies from within that universe. Investment decisions are primarily based on:

•	Above-average, consistent earnings growth;

•	Financial stability;

•	Relative valuation;

•	Strength of industry position and management team; and

•	Price changes compared to the S&P MidCap 400 Index.
Sector weights are also targeted to be similar to those of the S&P MidCap 400 Index in an effort to highlight stock selection and manage sector risk.
Turner’s Investment Strategies — Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds
Turner’s investment strategy focuses on stock selection and a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, favorable trading volume, and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%) and technical analysis (approximately 10%).
Turner’s investment philosophy and process lead it to create equity portfolios that are generally fully invested at all times and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark. Turner believes it is difficult, if not impossible, to accurately anticipate the market’s moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, Turner helps ensure that its portfolios are positioned to benefit from rapid changes in market sentiment. In addition, by purchasing only those securities Turner believes are the best stocks within each sector, it seeks to minimize the impact of poorly performing sectors on the overall portfolio. These disciplines help to reduce risks associated with sector rotation and market timing, and allow the investment team to focus efforts primarily on stock selection.
The heart of Turner’s stock selection process is fundamental analysis. Turner invests in companies whose fundamentals support:

•	a rate of growth that exceeds their industry peers;

•	earnings that meet or exceed market consensus estimates; and

•	earnings estimates that are being revised upwards.
Fundamental analysis helps determine if the companies Turner follows will exceed, meet, or fall short of consensus earnings expectations. The research analysts meet with company management, talk to industry experts and competitors, and attend trade shows/conferences in an effort to anticipate changes in the outlook for corporate earnings.
While the primary focus is on fundamental analysis, Turner also uses a proprietary computer model to assess a universe of approximately 5,000 companies of varying capitalizations based on multiple earnings growth and valuation factors. Turner’s analysts screen securities within sector and market capitalization groups, using factors appropriate for each specific group. Technical analysis is also used to evaluate trends in trading volume and price patterns for individual stocks. This helps the investment team to identify attractive entry and exit points. For example, money flow (accumulation or distribution) may act as a leading or confirming indicator. Relative strength can provide an early alert and cause analysts to revisit fundamentals.
Wellington’s Investment Strategies — Old Mutual Cash Reserves Fund
Wellington uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity, are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.
More About Investment Strategies and Risks
Foreign Securities. While the Funds generally emphasize investments in securities traded in the U.S., a Fund may invest in foreign-traded securities. The Analytic U.S. Long/ Short Fund may invest up to 20% of its assets in

More About the Funds (continued)
’foreign securities. The other Funds may invest up to 15% of assets in foreign securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the United States and are not traded in the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.
ADRs. The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of the limitations stated above under foreign securities.
Fixed-Income Securities. While the Equity Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in the interest rates or other adverse economic or political events. Fixed income securities may not deliver their expected yield as a result of the factors listed above.
Securities That Are Not Readily Marketable. Each Fund (other than the Cash Reserves Fund) may invest up to 15% of its net assets in securities that are “illiquid.” The Cash Reserves Fund may invest up to 10% of its net assets in securities that are illiquid. A security is illiquid if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Board, certain restricted securities may be deemed liquid and will not be counted toward the 15%/10% limits.
Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.
Securities of Other Investment Companies. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. A Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.
Derivatives. A Fund may use derivatives to hedge risks inherent in the portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement a Fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.
Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.
Fund Turnover. The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. In addition, the sale of Fund securities may generate capital gains, which, when distributed, may be taxable to you.
Non-Fundamental Policy
Each of the Columbus Circle Technology and Communications, Emerging Growth, Focused, Large Cap, Large Cap Growth, Large Cap Growth Concentrated, Mid-Cap, Select Growth, Small Cap, and Strategic Small Company Funds has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.
Sub-Adviser Allocations
For Funds that employ multiple Sub-Advisers, Old Mutual Capital will allocate the assets of the Fund according to the Fund’s particular investment mandate. Currently the investment mandate for each of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund and Old Mutual Small Cap Fund provides that each sub-adviser will manage between 45% and 55% of the Fund’s assets. The investment mandate for the Old Mutual Strategic Small Company Fund provides that the Sub-Adviser managing the “growth” sleeve will manage between 45% and 55% of the Fund’s assets and the two Sub-Advisers managing the “core” sleeve will manage between 20% and 30% of the Fund’s assets. Old Mutual Capital will monitor the allocation of assets among the Sub-Advisers and will re-allocate a Fund’s assets no less frequently than quarterly, if necessary, to keep the allocation within the target range. Reallocation of assets will be accomplished by allocating purchase or redemption proceeds to a particular Sub-Adviser and, if necessary, reallocating cash or securities to a particular Sub-Adviser.
Disclosure of Portfolio Holdings
The complete portfolio holdings of each Fund as of the end of each calendar quarter is available on the OMAF II website at www.oldmutualcapital.com. Portfolio holdings will be posted to the website on the 15th calendar day after the end of each calendar quarter and will remain available until replaced with the Fund’s portfolio holdings for the following calendar quarter end. A description of the OMAF II policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

The Investment Adviser & Sub-Advisers
The Investment Adviser
Old Mutual Capital, located at 4643 S Ulster Street, 6th Floor, Denver, Colorado 80237, is the investment Adviser for each Fund. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm. Since 2004, Old Mutual Capital has been the investment Adviser to the Old Mutual Advisor Funds, an affiliated mutual fund company. Old Mutual Capital has also been appointed by the Board as investment Adviser of the Old Mutual Insurance Series Fund portfolios, subject to shareholder approval. Old Mutual Capital currently manages approximately $4.4 billion in mutual fund assets as of January 1, 2006.
As investment Adviser, Old Mutual Capital oversees the investment decisions made by the Sub-Advisers for the Funds, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers. Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions. In addition, Old Mutual Capital allocates assets among the Sub-Advisers for Funds managed by multiple Sub-Advisers, and provides certain administrative services for the Funds.
Old Mutual Capital was appointed by the Board to serve as investment Adviser to the Funds effective January 1, 2006. Shareholders will be asked to approve the new management agreement with Old Mutual Capital at a shareholder meeting scheduled for April 2006. In order that Old Mutual Capital could begin serving as investment Adviser to the Funds while shareholder approval of a new management agreement is sought, the Board approved an interim advisory agreement with Old Mutual Capital. The Trust’s previous investment adviser, Liberty Ridge, has been appointed a Sub-Adviser to certain Funds.
Old Mutual Capital applied for an exemptive order from the SEC permitting the Trust to change non-affiliated sub-advisers and their sub-advisory agreements without prior shareholder approval, but subject to notification to shareholders within 60 days of any such changes. There is no assurance that Old Mutual Capital or the Trust will be successful in obtaining this exemptive relief. To the extent required by applicable laws or regulations, the foregoing will be a principal investment strategy of each Fund for which the application was submitted.
The Sub-Advisers
CastleArk, a Delaware limited liability company located at 1 North Wacker Drive, Suite 2950, Chicago, Illinois 60606, is a Sub-Adviser for the Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. CastleArk was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. CastleArk provides investment management services to institutional and high net worth clients. CastleArk held discretionary management authority with respect to over $1.9 billion in assets as of December 31, 2005.
Columbus Circle, a Delaware general partnership located at Metro Center, One Station Place, Stamford, Connecticut 06902, is the Sub-Adviser to the Old Mutual Columbus Circle Technology and Communications Fund. Columbus Circle was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program. Columbus Circle held discretionary management authority with respect to approximately $6.2 billion in assets as of December 31, 2005.
Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, is the Sub-Adviser to the Old Mutual Emerging Growth Fund and a Sub-Adviser to the Old Mutual Strategic Small Company Fund. Copper Rock was appointed Sub-Adviser to the Trust effective January 1, 2006. Copper Rock manages and supervises the investment of the Emerging Growth Fund’s assets and certain of the Strategic Small Company Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Copper Rock is an affiliate of Old Mutual Capital and Old Mutual (US) Holdings, Inc. Copper

Rock manages discretionary equity portfolios for institutional accounts. Copper Rock held discretionary management authority with respect to approximately $370 million in assets as of January 1, 2006.
Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Adviser to the Old Mutual Strategic Small Company and Small Cap Funds. Eagle was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies. Eagle held discretionary management authority with respect to over $11.6 billion in assets as of December 31, 2005.
Munder, a Delaware general partnership located at 480 Pierce Street, Birmingham, Mississippi 48009, is a Sub-Adviser to the Old Mutual Growth Fund. Munder was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Munder furnishes investment advisory services to clients on a discretionary basis and serves as sub-adviser to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $41.7 billion in assets as of December 31, 2005.
Turner, a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is a Sub-Adviser to the Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. Turner was appointed Sub-Adviser to the Trust effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Turner held discretionary management authority with respect to approximately $18.3 billon in assets as of December 31, 2005 for institutional and individual accounts.
Wellington, a Massachusetts limited liability partnership located at 75 State Street, Boston, Massachusetts 02109, is the Sub-Adviser to the Old Mutual Cash Reserves Fund. Wellington manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington held discretionary management authority with respect to approximately $521 billion in assets as of December 31, 2005.
Liberty Ridge, a Delaware corporation located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, is the Sub-Adviser to the Old Mutual Focused, Large Cap and Mid-Cap Funds and is a Sub-Adviser to the Old Mutual Strategic Small Company and Small Cap Funds. Liberty Ridge was appointed Sub-Adviser to the Trust effective January 1, 2006. Prior to that date, Liberty Ridge was the Trust’s investment adviser. Liberty Ridge manages and supervises the investment of the Focused, Large Cap and Mid-Cap Funds’ assets and certain of the Strategic Small Company and Small Cap Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Liberty Ridge, a wholly-owned subsidiary of Old Mutual (US) Holdings, Inc., and an affiliate of Old Mutual Capital, was founded in 1982, and managed approximately $1.1 billion in assets as of December 31, 2005.
On June 21, 2004, Liberty Ridge entered into agreements with the SEC and the New York Attorney General (“NYAG”) settling all charges related to “market timing” activity of Liberty Ridge, formerly known as Pilgrim Baxter & Associates, Ltd. In the settlements, Liberty Ridge, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Liberty Ridge, among other things, to operate in accordance with enhanced corporate governance policies and practices (“Compliance Undertakings”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Funds’ Statement of Additional Information are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Funds. In this event, the Board would be required to seek new investment management or the Funds sub-advised by Liberty Ridge consider other alternatives. Old Mutual Capital, as the Funds’ new Adviser, has contractually agreed to assume all such Compliance Undertakings.
In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits (the “Civil Litigation”), have been filed against Liberty Ridge, Old

Mutual Advisor Funds II, and certain related and unrelated parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits were originally filed in both federal and state courts, but have since all been consolidated in the United States District Court for the District of Maryland. The lawsuits seek such remedies as compensatory damages, restitution, rescission of the management and other contracts between Old Mutual Advisor Funds II and Liberty Ridge and certain of its affiliates, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney’s and experts’ fees.
On August 30, 2005, the State of West Virginia West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against Liberty Ridge’s predecessor, Pilgrim Baxter & Associates, Ltd. Old Mutual Advisor Funds II was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of Old Mutual Advisor Funds II’s disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time Old Mutual Advisor Funds II. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code § 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act, pay restitution, disgorge fees, pay administrative and investigatory costs and expenses, including counsel fees, pay an administrative assessment, and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies.
At this stage of the Litigation, Liberty Ridge believes that it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Liberty Ridge does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment adviser to the Funds. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.
Management Fees
The table below shows the management fees the Funds paid to Old Mutual Capital, beginning January 1, 2006.

	Advisory Fees paid	Advisory and Administrative
	to Liberty Ridge	Fees to be paid to Old
	through	Mutual Capital beginning
	December 31, 2005*	January 1, 2006*/**

Columbus Circle Technology and Communications Fund	0.85%	0.95%
Emerging Growth Fund	0.85%	0.95%
Focused Fund	0.65%	0.75%
Growth Fund	0.85%	0.95%
Large Cap Fund	0.65%	0.75%
Large Cap Growth Fund	0.75%	0.85%
Large Cap Growth Concentrated Fund	0.85%	0.90%
Mid-Cap Fund	0.85%	0.95%
Select Growth Fund	0.85%	0.90%
Strategic Small Company Fund	0.85%	0.95%
Cash Reserves Fund	0.30%	0.40%

*	Fees paid to Old Mutual Capital include both advisory and administrative fees whereas fees paid to Liberty Ridge included only advisory fees.

**	OMAF II fiscal year end is March 31.

Management fee breakpoints for all Funds are triggered once a fund reaches $300 million in assets. For assets between $0 and $300 million, management fees will be charged at their base level. Once assets of any Fund (except the Old Mutual Cash Reserves Fund) exceed $300 million, the management fee will be reduced by 0.05% from its base level. Further fee breakpoints are triggered when a Fund’s assets reach $500 million, $750 million, $1 billion, $1.5 billion and $2 billion. In each case, base level management fees are reduced by an additional 0.05% for a possible 0.30% point total reduction.
For the Old Mutual Cash Reserves Fund, each management fee breakpoint triggers a reduction of 0.025% in the management fee, for a possible 0.15% point total reduction.
The Sub-Advisers are entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of each Fund. The fee arrangement for each Sub-Adviser is described in the Statement of Additional Information.
A discussion regarding the basis for the Board’s approval of the investment advisory contract between the Trust and Old Mutual Capital and the sub-advisory contracts between the Trust and each Sub-Adviser is available in the Trust’s Semiannual Report to Shareholders and is available on the Fund’s website at www.oldmutualcapital.com. The back cover of this Prospectus explains how you can get a copy of the Semiannual Report.
The Portfolio Managers
Listed below are the portfolio managers that have responsibility for the day-to-day management of each Fund and a brief biographical description of each portfolio manager. The Statement of Additional Information provides additional information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure and information regarding other accounts that they manage.
Columbus Circle Technology and Communications Fund
Columbus Circle
Anthony Rizza, CFA, has been at Columbus Circle for the past 15 years and has managed Columbus Circle’s technology portfolio since 1994.
Emerging Growth Fund
Copper Rock
Tucker Walsh is a founding partner, chief executive officer and head of portfolio management at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Walsh was a managing director and head of the Small Cap Growth team at State Street Research (since 1997). Prior to his employment with State Street Research, Mr. Walsh was an equity analyst at Chilton Investment Company, SG Cowen Asset Management and Merrill Lynch. Mr. Walsh earned a B.A. in Economics from Washington and Lee University. He has over 14 years of investment industry experience.
Michael Malouf, CFA, is a founding partner and portfolio manager at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005). Mr. Malouf previously held the position of managing director and head of Small Cap Growth Investing at Neuberger Berman (1998 to 2002). Prior to his employment with Neuberger Berman, he held the position of small cap portfolio manager at RCM Capital Management (1991 to 1998). Mr. Malouf holds a B.S. in Finance from Arizona State University and a CFA designation. He has over 15 years of investment industry experience.

Focused Fund
Liberty Ridge
Jerome J. Heppelmann, CFA, joined Liberty Ridge in 1994 as a Vice President of Marketing/ Client Service and since 1997 has been a member of Liberty Ridge’s investment team. Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.
Growth Fund
Munder
A team of professionals employed by Munder makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak and Andy Y. Mui. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong’s selections.
Tony Y. Dong, CFA, Director, Mid-Cap Equity and Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since Munder became sub-advisor to the Fund in January 2006. Mr. Dong joined Munder’s mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder’s mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder’s Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994.
Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became sub-advisor to the Fund in January 2006. He is also a member of Munder’s REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.
Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became sub-advisor to the Fund in January 2006. He has also a member of Munder’s mid-cap/small-cap blend portfolio management team since joining Munder in June 2005. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.
Turner
Christopher K. McHugh joined Turner upon its founding in 1990. He manages technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. McHugh was a Performance Specialist for worked for Provident Capital Management from 1986 to 1990.
Robert R. Turner, CFA, joined Turner upon its founding in 1990. He manages the technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner served as Senior Investment Manager for Meridian Investment Company from 1985 to 1990, Portfolio Manager with Integon Corporation from 1983 to 1985, Analyst at McMillon/ Eubanks from 1981 to 1983, and Systems Consultant with Andersen Consulting from 1979 to 1981.
William C. McVail, CFA, joined Turner in 1998. He manages the consumer sector for all of Turner’s stock funds. Prior to joining Turner, Mr. McVail worked as a Portfolio Manager for Black Rock Equity Advisors from 1995 to 1998 and served as a Fixed Income Research Analyst and Equity Analyst for PNC Investment Management & Research from 1987 to 1995.

Large Cap Fund
Liberty Ridge
Jerome J. Heppelmann, CFA (see description above)
Large Cap Growth, Large Cap Growth Concentrated and Select Growth Funds
CastleArk
Jerome Castellini has been a manager of CastleArk’s large cap growth fund since 1999. Prior to joining CastleArk, Mr. Castellini held the positions of vice president and managing partner at Loomis, Sayles & Company, LP (1989-1999), portfolio manager at Kemper Financial Harris Trust (1981-1989), and analyst at Harris Trust (1979-1981).
Robert Takazawa, Jr., has been a manager of CastleArk’s large cap growth fund since 1999. Prior to joining CastleArk, Mr. Takazawa held the positions of vice president and portfolio manager at Loomis, Sayles & Company, LP (1994-1999), and Kemper Financial (1973-1994).
Scott Pape has been a manager of CastleArk’s large cap growth fund since 1999. Prior to joining CastleArk, Mr. Pape held the positions of vice president and equity portfolio manager at Loomis, Sayles & Company, LP (1991-1999), portfolio manager at Illinois State Management Board (1987-1991), Sears Investment Management (1984-1987), and analyst at Commonwealth Edison (1981-1984).
Turner
Mark D. Turner joined Turner upon its founding in 1990. He covers the financial services sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner worked as Vice President/ Senior Portfolio Manager for First Maryland Asset Management from 1987 to 1989, Vice President/ Portfolio Manager for Merrill Lynch Asset Management from 1985 to 1987 and Portfolio Manager/ Analyst for Wachovia Investment Management from 1982 to 1987.
Robert R. Turner, CFA, (see description above)
Robb J. Parlanti, CFA, joined Turner in 1993. He covers the cyclical sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Parlanti worked as an Investment Officer for PNC Bank, National Association from 1987 to 1993.
Mid-Cap Fund
Liberty Ridge
Jerome J. Heppelmann, CFA (see description above)
Small Cap Fund
Eagle
Todd McCallister, Ph.D., CFA, joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager. Mr. McCallister has 19 years of investment experience as a portfolio manager and analyst. Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc. Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years. Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987). He earned his CFA designation in 1996.
Stacey Serafini Thomas, CFA, joined Eagle in 1999 and currently holds the position of Assistant Portfolio Manager at Eagle. Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst. Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc. Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997). She earned her CFA designation in 2002.

Liberty Ridge
James B. Bell, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004. Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.
Strategic Small Company Fund
Copper Rock
Tucker Walsh (see description above)
Michael Malouf (see description above)
Eagle
Todd McCallister (see description above)
Stacey Serafini Thomas (see description above)
Liberty Ridge
James B. Bell, III, CFA (see description above)

About Your Investment
Your Share Price
The price of a Fund’s shares is based on that Fund’s net asset value (“NAV”). A Fund’s NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Except for the Old Mutual Cash Reserves Fund, each Fund’s NAV is calculated and each Fund’s shares are priced at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern Time) each day the exchange is open for business except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ official closing price provided by NASDAQ each business day. The Old Mutual Cash Reserves Fund shares are generally priced at 2:00 p.m. Eastern Time on each day the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally, weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day), or trading is restricted. Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.
Valuing Portfolio Securities
The Funds use pricing services to determine the market value of the securities in their portfolios. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system or on broker quotes. The market value of bonds is determined based on an evaluated price.
The Old Mutual Cash Reserves Fund prices its investments at amortized cost, which approximates market value. Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Board. See the “Fair Value Pricing” section of this Prospectus. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale.
Fair Value Pricing
The Funds have fair value pricing procedures in place, and the Old Mutual Advisor Funds II Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is unavailable or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities.
The NAV of your shares when redeemed may be more or less than the price you originally paid, depending upon a Fund’s investment performance. If a Fund invests in another investment company, the Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Investing in the Funds
Policy Regarding Excessive or Short Term Trading
While the Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in excessive short-term trading activity (i.e. purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa). Short-term or excessive trading could lead to a Fund needing to maintain higher daily cash balances to meet redemption requests as well as higher transaction costs, either of which could adversely affect shareholder returns.
The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented, the following tools designed to discourage excessive short-term trading in the Funds:

1.	trade activity monitoring;

2.	trading guidelines;

3.	a redemption fee on trades in all non-money market funds; and

4.	selective use of fair value pricing.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools other than the redemption fee involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe are consistent with shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the Funds, and accounts under common ownership, influence or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements, such as SEC or U.S. Department of Labor requirements, or to enhance the effectiveness of the procedures.
Trade Activity Monitoring
Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the financial intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account. Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Fund shareholders.
The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors (“financial intermediaries”) often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the willingness, ability and rights of financial intermediaries to monitor trading activity in omnibus accounts and enforce the Funds’ excessive short-term trading policy on shareholders in such accounts. There is no assurance that the financial intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. This is one reason why this tool cannot eliminate completely the possibility of excessive short-term trading. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all financial intermediaries.
Trading Guidelines
If a shareholder exceeds four exchanges out of a Fund (other than Old Mutual Cash Reserves Fund) per calendar year, or if Old Mutual Advisor Funds II, Old Mutual Capital or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), Old Mutual Advisor Funds II will not knowingly accept any additional purchase and exchange orders from such shareholder. Old Mutual Advisor Funds II and Old Mutual Capital and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not excessive short-term trading activity, for legitimate trading purposes and consistent with the best interests of shareholders. The movement out of (redemption) one fund and into (purchase) one or more other funds is considered a single exchange. Old Mutual Advisor Funds II may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.
The ability of Old Mutual Capital and its agents to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and certain fee-based program accounts is severely limited. Brokers, retirement plan administrators and fee-based program sponsors often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. In addition, some brokers, retirement plan administrators and fee-based program sponsors may be unable, or unwilling, to abide by any Fund imposed trading or exchange restriction. These are reasons why this tool cannot eliminate completely the possibility of excessive short-term trading.
Redemption/ Exchange Fee
All Funds (except the Old Mutual Cash Reserves Fund) will each impose a 2% redemption/exchange fee on total redemption proceeds (before applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the remaining shareholders.
The redemption fee will not be applicable to shares of the Old Mutual Cash Reserves Fund.
The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange. The Fund will retain the fee for the benefit of the remaining shareholders.
The 2% redemption fee will not be charged (except as disclosed below) on transactions involving the following:

1.	total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

2.	total or partial redemptions of shares by omnibus accounts maintained by intermediaries such as broker dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose redemption fees;

3.	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

4.	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

5.	redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

6.	redemptions initiated by a Fund, as permitted in the Prospectus.
The Old Mutual Advisor Funds II goal is to apply the redemption fee to all shares of each Fund (except the Old Mutual Cash Reserves Fund) regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Fund shall use its best efforts to encourage intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with

Investing in the Funds (continued)
intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Fund will be successful in those efforts.
Choosing a Share Class
Except for the Old Mutual Cash Reserves Fund, two classes of each Fund are offered by this Prospectus — Class A and Class C. Each class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. When choosing a sales class, you should consult your financial adviser as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

	CLASS A	CLASS C

Initial Sales Charge	up to 5.75%	None
Contingent Deferred Sales Charge (“CDSC”)	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year
Distribution and Service Fees	0.25%	1.00%
Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses
Typical Shareholder	Generally more appropriate for long- term investors	Generally more appropriate for short- term investors

Sales Charges
Class A Shares
A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge). Class A shares are divided into two categories: Equity Funds and Fixed Income Funds (which are not offered in this Prospectus). Each category has a different schedule of initial sales charges. You may be eligible to pay a reduced initial sales charge or none at all, as described below. The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.
Equity Funds. Class A shares of the following Funds (the “Equity Funds”) are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million: Old Mutual Columbus Circle Technology and Communications, Old Mutual Emerging Growth, Old Mutual Focused, Old Mutual Growth, Old Mutual Large Cap, Old Mutual Large Cap Growth, Old Mutual Large Cap Growth Concentrated, Old Mutual Mid-Cap, Old Mutual Select Growth, Old Mutual Small Cap, and Old Mutual Strategic Small Company Funds.

	Investor’s Initial Sales Charge

	As a Percentage	As a Percentage
Amount of Investment in	of the Public	of the Net
Single Transaction	Offering Price	Amount Invested

Less than $100,000	5.75%	6.10%
$100,000 but less than $250,000	4.50%	4.71%
$250,000 but less than $500,000	3.25%	3.36%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Ways to Reduce or Eliminate Class A Initial Sales Charges
Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge. Other investors may be eligible for a reduced initial sales charges on purchases of Class A shares. Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares. The Statement of Additional Information contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.
Class A Purchases Not Subject to Initial Sales Charges
You will not pay initial sales charges:

•	On purchases of $1 million or more Class A shares of a Fund. However, redemptions of Class A shares of a Fund purchased at net asset value may result in your paying a CDSC if such shares are redeemed within one year of purchase. See “Class A Purchases Subject to Contingent Deferred Sales Charge.”

•	On additional purchases of one or more Funds that result in account balances of Class A shares of $1 million or more.

•	On shares purchased by reinvesting dividends and distributions.

•	When exchanging shares among Funds with the same or higher initial sales charges (see “General Policies — Exchanges Between Funds” for more information on exchanges between Funds).

•	When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the Statement of Additional Information for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.

•	If you are the Adviser, an affiliated company of the Adviser, or a Sub-Adviser to a Fund and you purchase your shares directly through Old Mutual Investment Partners (the “Distributor”).

•	If (a) you are a current or retired trustee, officer or employee (each such person referred to hereinafter as an “Employee”) of (i) the Adviser, or (ii) a Sub-Adviser, or (iii) affiliates of the Adviser or Sub-Adviser or of other mutual funds which are advised by the Adviser or Sub-Adviser, or the immediate family member of such persons (including spouse and children), or any trust established exclusively for the benefit of an Employee or an Employee’s immediate family member, (b) you opened your account while you or your immediate family member was an Employee, and (c) you purchased your shares directly through the Distributor.

•	If you are an employee benefit plan established for employees of the Adviser, Sub-Adviser or their affiliates.

•	If you are a discretionary advised client of the Adviser and its affiliates.

•	If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at net asset value are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in the Funds.

•	If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•	If you are a pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. See the Statement of Additional Information for applicable restrictions. Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

Investing in the Funds (continued)

•	If you are an individual or entity with substantial business relationship with Old Mutual Advisor Funds II, the Adviser or their affiliates, as determined by a Vice President or more senior officer of the Old Mutual Advisor Funds II or the Adviser and you purchase your shares directly through the Distributor.
Class A Purchases Eligible for Reductions of Initial Sales Charges
In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, Old Mutual Advisor Funds II may request account statements if it is unable to verify your account information.
Rights of Accumulation. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own. See the Statement of Additional Information for more information on Rights of Accumulation.
Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested. See the Statement of Additional Information for more information on LOIs.
Concurrent Purchases. You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Funds to determine your Class A sales charge. This concurrent purchases provision also includes the Old Mutual Analytic U.S. Long/ Short Fund, Old Mutual Barrow Hanley Value Fund, TS&W Small Cap Value Fund, Dwight Intermediate Fixed Income Fund and Dwight Short Term Fixed Income Fund (each offered under a separate prospectus). Direct purchases of Old Mutual Cash Reserves Fund are excluded for purposes of this calculation.
Class A Purchasers Qualifying for Reductions in Initial Sales Charges
Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:
Individuals.

•	An individual, his or her spouse, or children residing in the same household.

•	Any trust established exclusively for the benefit of an individual.
Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and
Other Groups.

•	Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.
Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding Class A shares of the Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.
Contingent Deferred Sales Charges
A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase. This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of all purchases of $1 million or more. In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.
The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•	Where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer.

•	Managed account (wrap) programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to their use of the Funds in connection with such services.

•	On purchases subject to the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. The reinstatement privilege applies to all types of accounts (i.e., regular accounts, retirement accounts, etc.) but new purchases must be in the same type of account as the previous purchases to be eligible for such privilege. See the Statement of Additional Information for more information on the reinstatement privilege.

•	On purchases made in connection with the reinvestment of dividends and distributions from a Fund.
Class C Shares
Class C shares are not subject to an initial sales charge but may be sold with a CDSC. Class C shares of Funds in the Equity and Fixed Income category are currently sold with a CDSC of 1% on shares redeemed within one year of purchase. Shares of Funds in the Equity or Fixed Income category redeemed after one year will not pay a CDSC.
The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares. Accordingly, the Trust will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of the Funds in all of the investor’s related accounts exceeds $1,000,000. For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge, as described in the “Purchasers Qualifying for Reductions in Initial Sales Charges” section of the Prospectus. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C shares of the Funds.

Investing in the Funds (continued)
Class C Purchases Not Subject to CDSC
Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

•	If you redeem shares acquired through reinvestment of dividends and distributions.

•	On increases in the net asset value of your shares.

•	On redemptions pursuant to a Systematic Withdrawal Plan, provided that the amounts withdrawn do not exceed 10% of the value of your shares in any twelve-month period.

•	When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Fund shares. See the Statement of Additional Information for more information on the reinvestment privilege.

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant).

•	Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to the Old Mutual Advisor Funds II). Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration.

•	On required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2 .

•	On total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him.

•	On the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.
There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges. Consult the Funds’ Statement of Additional Information for details.
Computing a CDSC
The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, Old Mutual Advisor Funds II will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.
Buying Shares
You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to each Fund’s public offering price. Purchases of shares of each Fund may be made on any day on which the New York Stock Exchange is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s net asset value.
The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Concepts to Understand
Traditional IRA: An individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.
Spousal IRA: An IRA funded by a working spouse in the name of a nonworking spouse.
Roth IRA: An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.
Simple IRA: An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.
Coverdell Education Savings Accounts: A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.
For more complete IRA information, consult an Old Mutual Shareholder Services representative or a tax adviser.

Minimum Investments*	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/ Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”)[1]	$500	$25
Systematic Investment Plans II (“SIP II”)[2]	no minimum	$50

*	Old Mutual Advisor Funds II reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

[1]	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

[2]	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.
Selling Shares
You may sell your shares of each Fund by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Fund’s transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV. The redemption price will be reduced by any applicable CDSC. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.
Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum

Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*	Wire fee is $10 per Federal Reserve Wire
Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Investing in the Funds (continued)
Written Redemption Orders
Some circumstances require written sell orders along with medallion signature guarantees. These include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.
A medallion signature guarantee helps to protect you against fraud. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.
General Policies

•	IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: Old Mutual Advisor Funds II is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•	When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•	SEI Trust Company, the custodian for Old Mutual Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

•	Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 83. For non-retirement accounts, Old Mutual Advisor Funds II may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

•	To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call Old Mutual Advisor Funds II at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Old Mutual Advisor Funds II at 1-800-433-0051 or write to 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237. Electronic copies of most financial reports and prospectuses are available at Old Mutual Advisor Funds II website (www.oldmutualcapital.com).

Exchanges Between Funds
You may exchange some or all Class A shares of a Fund for Class A shares of any other Fund that has Class A shares. You may also exchange some or all Class C shares of a Fund for Class C shares of any other Fund that has Class C shares. Class A and Class C shares of a Fund may not be exchanged for shares of any other Class of a Fund. Simply mail, telephone, or use the Fund’s internet website to provide your exchange instructions to the transfer agent.
Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more Funds. However, you may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into a Fund whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.
See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for details of the limitations on exchanging between Funds, including possible redemption fees.
To Open an Account
In Writing:
Complete the application.
Mail your completed application and a check to:

Regular Mail: Old Mutual Advisor Funds II
P.O. Box 219534
Kansas City, Missouri 64121-9534

Overnight Mail: Old Mutual Advisor Funds II 210 West 10thStreet, 8th Floor
Kansas City, Missouri 64105
By Telephone:
Call us at 1-800-433-0051 to receive an account application and receive an account number.
By Wire:
Call us at 1-800-433-0051 to receive an application and account number. Wire your investment to the following bank. Include your name, social security or tax identification number, and account number with the wiring instructions.

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469
Fund Name
Your Name
Your Social Security or tax ID number
Your account number
Return the account application.

Investing in the Funds (continued)
By Automated Clearing House (ACH):
Currently you may not open an account through ACH
Via the Internet:
Visit the Old Mutual Advisor Funds II website at www.oldmutualcapital.com. Enter the “Open An Account” screen and follow the instructions.
To Make Additional Investments to an Existing Account
In Writing:
Fill out an investment slip.
Mail the slip and the check to:

Old Mutual Advisor Funds II
P.O. Box 219534
Kansas City, Missouri 64121-9534
By Telephone:
Call us at 1-800-433-0051.
By Wire:
Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469
Fund name
Your name Your Social Security or tax ID number Your account number
By Automated Clearing House (ACH):
Complete the bank information section on the account application. Attach a voided check or deposit slip to the account application. The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.
Via The Internet:
Complete the bank information section on the account application. Enter the “My Account” section of the website and follow the instructions for purchasing shares.
To Sell Shares
In Writing:
Write a letter of instruction that includes the following information:

your name(s) and signature(s) your account number the Fund name the dollar amount you wish to sell how and where to send the proceeds.

If required, obtain a medallion signature guarantee (see the “Selling Shares” section of this Prospectus). Mail your request to:

Old Mutual Advisor Funds II P.O. Box 219534
Kansas City, Missouri 64121-9534
By Telephone:
Sales orders may be placed by telephone provided this option was selected on your account application. There may be limitations on sales orders placed by telephone (see the “Limitations on selling shares by telephone” section of this Prospectus). Please call 1-800-433-0051. Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.
By Wire:
Sale proceeds may be wired at your request. Be sure Old Mutual Advisor Funds II has your wire instructions on file. There is a $10 charge for each wire sent by the Fund.
By Automated Clearing House (ACH):
Complete the bank information section on the account application. Attach a voided check or deposit slip to the account application. Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.
Via the Internet:
Enter the “My Account” section at www.oldmutualcapital.com and follow the instructions for redeeming shares.
Systematic Withdraw Plan:
The Systematic Withdraw Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account. If you would like to utilize the Systematic Withdraw Plan, complete the applicable section on the account application. Please note that to utilize this option, you must maintain a minimum account balance of $5,000.
Check Writing:
Check Writing is offered to shareholders of the Old Mutual Cash Reserves Fund. If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 1-800-433-0051 and request a Signature Card.
Distribution and Taxes
Equity Funds pay shareholders dividends from net investment income and distributions from net realized capital gains at least once a year, if available. The Old Mutual Cash Reserves Fund declares dividends daily and pays shareholders dividends from its net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.
Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and of long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

Investing in the Funds (continued)
A sale or exchange of shares of a Fund (whether for cash or for shares of another Fund) may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; and (2) long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.
Taxes on Transactions
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone’s tax situation is unique, always consult your tax adviser about federal, state, and local tax consequences.
Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

	Tax rate for 15% bracket	Tax rate for brackets
Type of Distribution	and lower	higher than 15%

Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	5%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	5%	15%

Distribution Arrangements
Old Mutual Advisor Funds II has four classes of shares, two of which, Class A and Class C, are offered by this Prospectus. Class A and Class C have the same rights and privileges as the other share classes of Old Mutual Advisor Funds II, except (i) each Class is subject to different sales charges (loads); (ii) each Class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each Class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are not permitted between the various share classes but only among the same class; and (iv) Class A and Class C shares may have exclusive voting rights with respect to matters affecting only that class.
Old Mutual Advisor Funds II, on behalf of Class A and Class C shares of each Fund, has adopted Distribution Plans and a Service Plan pursuant to which a Fund may pay distribution fees to the Distributor and service fees to Old Mutual Investment Partners, brokers, dealers or other financial intermediaries. Currently, Old Mutual Advisor Funds II is not paying fees under the Distribution Plan for Class A shares of each Fund. Distribution fees are paid for the sale and distribution of all Class C shares of the Funds. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders’ accounts. All or a substantial portion of the distribution fees and service fees that are paid to Old Mutual Investment Partners are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution fees and service fees are paid out of the assets of Class A shares and Class C shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See the “Fund Summaries” and “Choosing a Share Class” sections of this Prospectus for details on the distribution fees and service fees.
Revenue Sharing
Payments by Old Mutual Advisor Funds II Distributors or its Affiliates
The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and the distribution and service fees discussed in the “Choosing a Share Class” section of this Prospectus. Financial intermediaries may include financial planners or financial advisers, brokers, dealers, banks, registered investment advisers, and 401(k) or other retirement plan administrators. In addition to those payments, the Distributor or one or more of its corporate affiliates may, from time to time, make payments from its own resources to these financial intermediaries. These “revenue sharing” payments are made in exchange for certain services provided by the intermediary, such as placing Old Mutual Advisor Funds II and the Funds on the intermediary’s sales system or placing Old Mutual Advisor Funds II and the Funds on the intermediary’s preferred or recommended list. The Distributor may also pay intermediaries for administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to Old Mutual Advisor Funds II and the Funds, delivering proxy statements, annual reports, updated prospectuses and other communications, and other recordkeeping services relating to investments in the Old Mutual Advisor Funds II. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of Old Mutual Advisor Funds II) to sales meetings and salespeople of the intermediary. In addition, intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Old Mutual Advisor Funds II logo.
From time to time, the Distributor may also pay “networking fees” to broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces Old Mutual Advisor Funds II costs in processing shareholder transactions. These networking fees compensate the broker for its expense in processing transactions through the clearinghouse. Old Mutual Advisor Funds II may pay a portion of the total networking fees paid to a broker.
The Distributor or its affiliates may compensate financial intermediaries differently depending on the nature and extent of the services they provide. Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.
The Distributor may also make non-service, compensation related payments, at its expense, to dealers or other financial intermediaries at an annual rate specified in writing by the Distributor. These payments generally represent a percentage of a qualifying dealer’s or intermediary’s sales and/or the value of Fund shares within a qualifying dealer’s or intermediary’s client accounts.
The Distributor is motivated to make these payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the intermediary. The Adviser may also benefit from the Distributor’s activity through increased advisory fees resulting from additional assets acquired through sale of Fund shares through such intermediaries.
Payments by Old Mutual Advisor Funds II
Like the Distributor, Old Mutual Advisor Funds II may, from time to time, make payments to intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, Old Mutual Advisor Funds II may also pay networking fees to brokers, up to certain limits.
You can find further details in the Statement of Additional Information about these payments and the services provided in return by intermediaries. In certain cases, the payments to the intermediary could be significant.

Financial Highlights
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Large Cap Growth Concentrated Fund
	Class

	2005		2004		2003		2002		2001

Net Asset Value Beginning of Period	$15.12		$11.35		$15.15		$17.81		$44.34

Net Investment Loss	(0.09	) (1)	(0.17	) (1)	(0.09	) (1)	(0.11	) (1)	(0.12	) (1)
Redemption Fees	—		—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	(1.00)		3.94		(3.71)		(2.55)		(22.04)
Total from Operations	(1.09)		3.77		(3.80)		(2.66)		(22.16)

Distributions from Net Investment Income	—		—		—		—		—

Distributions from Capital Gains	—		—		—		—		(4.37)
Total Distributions	—		—		—		—		(4.37)

Net Asset Value End of Period	$14.03		$15.12		$11.35		$15.15		$17.81

Total Return	(7.21)%		33.22%		(25.08)%		(14.94)%		(53.84)%

Net Assets End of Period (000)	$153,215		$217,059		$209,192		$333,115		$501,921

Ratio of Expenses to Average Net Assets	1.46%		1.46%		1.48%		1.36%		1.23%
Ratio of Net Investment Loss to Average Net Assets	(0.64)%		(1.24)%		(0.74)%		(0.66)%		(0.34)%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.46%		1.47%		1.48%		1.36%		1.23%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(0.64)%		(1.25)%		(0.74)%		(0.67)%		(0.34)%
Portfolio Turnover Rate	41.95%		73.65%		156.30%		152.53%		142.46%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

	Large Cap Growth Concentrated Fund
	Class A				Class C

	2005		2004††		2005		2004††

Net Asset Value Beginning of Period	$15.10		$13.31		$15.05		13.31

Net Investment Loss	(0.13	) (1)	(0.12	) (1)	(0.24	) (1)	(0.17	) (1)
Redemption Fees	—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	(1.00)		1.91		(0.99)		1.91
Total from Operations	(1.13)		1.79		(1.23)		1.74

Distributions from Net Investment Income	—		—		—		—

Distributions from Capital Gains	—		—		—		—
Total Distributions	—		—		—		—

Net Asset Value End of Period	$13.97		$15.10		$13.82		$15.05

Total Return	(7.48)%		13.45	%†	(8.17)%		13.07	%†

Net Assets End of Period (000)	$52		$57		$62		$57

Ratio of Expenses to Average Net Assets	1.71%		1.70	%*	2.46%		2.45	%*
Ratio of Net Investment Loss to Average Net Assets	(0.88)%		(1.56	)%*	(1.60)%		(2.31	)%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.71%		1.71	%*	2.46%		2.46	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(0.88)%		(1.57	)%*	(1.60)%		(2.32	)%*
Portfolio Turnover Rate	41.95	% †	73.65	%†	41.95%		73.65	%†

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights (continued)
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Large Cap Growth Fund
	Class

	2005		2004		2003		2002		2001

Net Asset Value Beginning of Period	$19.80		$15.10		$19.67		$22.90		$38.37

Net Investment Loss	(0.08	) (1)	(0.15	) (1)	(0.11	) (1)	(0.14	) (1)	(0.05	) [1]
Redemption Fees	—		—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	(0.52)		4.85		(4.46)		(3.09)		(13.48)
Total from Operations	(0.60)		4.70		(4.57)		(3.23)		(13.53)

Distributions from Net Investment Income	—		—		—		—		—

Distributions from Capital Gains	—		—		—		—		(1.94)
Total Distributions	—		—		—		—		(1.94)

Net Asset Value End of Period	$19.20		$19.80		$15.10		$19.67		$22.90

Total Return	(3.03)%		31.13%		(23.23)%		(14.10)%		(36.55)%

Net Assets End of Period (000)	$143,955		$184,688		$172,972		$258,297		$327,689

Ratio of Expenses to Average Net Assets	1.32%		1.34%		1.33%		1.26%		1.18%
Ratio of Net Investment Loss to Average Net Assets	(0.43)%		(0.83)%		(0.67)%		(0.62)%		(0.14)%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.32%		1.35%		1.33%		1.26%		1.18%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(0.43)%		(0.84)%		(0.67)%		(0.63)%		(0.14)%
Portfolio Turnover Rate	35.70%		63.17%		124.58%		148.93%		146.18%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

	Large Cap Growth Fund
	Class A				Class C

	2005		2004†††		2005		2004†††

Net Asset Value Beginning of Period	$19.77		$17.45		$19.67		$17.45

Net Investment Loss	(0.14	) (1)	(0.14	)(1)	(0.27	) (1)	(0.23	)(1)
Redemption Fees	—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	(0.51)		2.46		(0.52)		2.45
Total from Operations	(0.65)		2.32		(0.79)		2.22

Distributions from Net Investment Income	—		—		—		—

Distributions from Capital Gains	—		—		—		—
Total Distributions	—		—		—		—

Net Asset Value End of Period	$19.12		$19.77		$18.88		$19.67

Total Return	(3.29)%		13.30	%†	(4.02)%		12.72	%†

Net Assets End of Period (000)	$55		$77		$67		$56

Ratio of Expenses to Average Net Assets	1.57%		1.58	%*	2.32%		2.33	%*
Ratio of Net Investment Loss to Average Net Assets	(0.72)%		(1.09	)%*	(1.40)%		(1.83	)%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.57%		1.59	%*	2.32%		2.34	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(0.72)%		(1.10	)%*	(1.40)%		(1.84	)%*
Portfolio Turnover Rate	35.70%		63.17	%†	35.70%		63.17	%†

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights (continued)
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Select Growth Fund
	Class

	2005		2004		2003	2002		2001

Net Asset Value Beginning of Period	$20.91		$15.71		$22.74	$26.58		$77.81

Net Investment Income (Loss)	(0.26	) (1)	(0.28	) (1)	(0.19)	(0.25	) (1)	(0.24	) (1)
Redemption Fees	—		—		—	—		—
Realized and Unrealized Gains or (Losses) on Securities	(0.70)		5.48		(6.84)	(3.59)		(48.55)
Total from Operations	(0.96)		5.20		(7.03)	(3.84)		(48.79)

Distributions from Net Investment Income	—		—		—	—		—

Distributions from Capital Gains	—		—		—	—		(2.44)
Total Distributions	—		—		—	—		(2.44)

Net Asset Value End of Period	$19.95		$20.91		$15.71	$22.74		$26.58

Total Return	(4.59)%		33.10%		(30.91)%	(14.45)%		(64.23)%

Net Assets End of Period (000)	$163,617		$231,034		$225,127	$413,134		$662,551

Ratio of Expenses to Average Net Assets	1.53%		1.52%		1.55%	1.38%		1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.28)%		(1.44)%		(1.02)%	(0.94)%		(0.43)%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.53%		1.53%		1.55%	1.38%		1.26%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(1.28)%		(1.45)%		(1.02)%	(0.95)%		(0.43)%
Portfolio Turnover Rate	141.68%		179.85%		381.73%	301.58%		157.72%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

	Select Growth Fund				Select Growth Fund
	Class A				Class C

	2005		2004††		2005		2004††

Net Asset Value Beginning of Period	$20.88		$19.43		$20.80		$19.43

Net Investment Income (Loss)	(0.31	) (1)	(0.18	) (1)	(0.46	) (1)	(0.26	) (1)
Redemption Fees	—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	(0.70)		1.63		(0.69)		1.63
Total from Operations	(1.01)		1.45		(1.15)		1.37

Distributions from Net Investment Income	—		—		—		—

Distributions from Capital Gains	—		—		—		—
Total Distributions	—		—		—		—

Net Asset Value End of Period	$19.87		$20.88		$19.65		$20.80

Total Return	(4.84)%		7.46	%†	(5.53)%		7.05	%†

Net Assets End of Period (000)	$51		$54		$51		$54

Ratio of Expenses to Average Net Assets	1.78%		1.76	%*	2.53%		2.51	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.52)%		(1.68	)%*	(2.27)%		(2.43	)%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.78%		1.77	%*	2.53%		2.52	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(1.52)%		(1.69	)%*	(2.27)%		(2.44	)%*
Portfolio Turnover Rate	141.68%		179.85%		141.68%		179.85%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights (continued)
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Strategic Small Company Fund
	Class

	2005		2004		2003		2002		2001

Net Asset Value Beginning of Period	$13.68		$8.72		$13.37		$12.08		$19.34

Net Investment Income (Loss)	(0.16	) (1)	(0.14	) (1)	(0.11	) (1)	(0.13	) (1)	(0.11	) (1)
Redemption Fees	—		—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	0.95		5.10		(4.54)		1.42		(4.55)
Total from Operations	0.79		4.96		(4.65)		1.29		(4.66)

Distributions from Net Investment Income	—		—		—		—		—

Distributions from Capital Gains	—		—		—		—		(2.60)
Total Distributions	—		—		—		—		(2.60)

Net Asset Value End of Period	$14.47		$13.68		$8.72		$13.37		$12.08

Total Return	5.77%		56.88%		(34.78)%		10.68%		(27.04)%

Net Assets End of Period (000)	$51,156		$69,838		$57,738		$86,243		$76,331

Ratio of Expenses to Average Net Assets	1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.17)%		(1.14)%		(1.09)%		(0.96)%		(0.63)%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.61%		1.60%		1.57%		1.52%		1.50%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(1.28)%		(1.24)%		(1.16)%		(0.97)%		(0.63)%
Portfolio Turnover Rate	80.38%		96.80%		113.26%		118.88%		143.04%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

	Strategic Small Company Fund
	Class A				Class C

	2005		2004†††		2005		2004†††

Net Asset Value Beginning of Period	$13.66		$11.72		$13.59		$11.72

Net Investment Income (Loss)	(0.19	) (1)	(0.13	)(1)	(0.29	) (1)	(0.19	)(1)
Redemption Fees	—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	0.94		2.07		0.93		2.06
Total from Operations	0.75		1.94		0.64		1.87

Distributions from Net Investment Income	—		—		—		—

Distributions from Capital Gains	—		—		—		—
Total Distributions	—		—		—		—

Net Asset Value End of Period	$14.41		$13.66		$14.23		$13.59

Total Return	5.49%		16.55	%†	4.71%		15.96	%†

Net Assets End of Period (000)	$62		$65		$68		$58

Ratio of Expenses to Average Net Assets	1.75%		1.75	%*	2.50%		2.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.42)%		(1.43	)%*	(2.16)%		(2.18	)%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.86%		1.87	%*	2.61%		2.62	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(1.53)%		(1.55	)%*	(2.27)%		(2.30	)%*
Portfolio Turnover Rate	80.38%		96.80	%†	80.38%		96.80	%†

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights (continued)
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Focused Fund
	Class

	2005	2004		2003	2002		2001

Net Asset Value Beginning of Period	$17.19	$12.01		$16.20	$17.41		$18.51

Net Investment Income (Loss)	0.07 (1)	(0.02	) (1)	(0.02)	(0.04	) (1)	0.07 (1)
Redemption Fees	—	—		—	—		—
Realized and Unrealized Gains or (Losses) on Securities	1.35	5.20		(4.17)	(1.03)		(0.74)
Total from Operations	1.42	5.18		(4.19)	(1.07)		(0.67)

Distributions from Net Investment Income	—	—		—	(0.06)		—

Distributions from Capital Gains	—	—		—	(0.08)		(0.43)
Total Distributions	—	—		—	(0.14)		(0.43)

Net Asset Value End of Period	$18.61	$17.19		$12.01	$16.20		$17.41

Total Return	8.26%	43.13%		(25.86)%	(6.18)%		(3.59)%

Net Assets End of Period (000)	$19,724	$26,574		$23,393	$34,675		$58,724

Ratio of Expenses to Average Net Assets	1.49%	1.50%		1.50%	1.37%		1.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42%	(0.15)%		(0.23)%	(0.24)%		0.37%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.62%	1.54%		1.50%	1.37%		1.34%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	0.29%	(0.19)%		(0.23)%	(0.25)%		0.37%
Portfolio Turnover Rate	192.04%	240.63%		281.70%	433.98%		404.36%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

	Focused Fund
	Class A			Class C

	2005	2004††		2005		2004††

Net Asset Value Beginning of Period	$17.17	$14.79		$17.10		$14.79

Net Investment Income (Loss)	0.03 (1)	(0.03	) (1)	(0.10	) (1)	(0.09	) (1)
Redemption Fees	—	—		—		—
Realized and Unrealized Gains or (Losses) on Securities	1.35	2.41		1.34		2.40
Total from Operations	1.38	2.38		1.24		2.31

Distributions from Net Investment Income	—	—		—		—

Distributions from Capital Gains	—	—		—		—
Total Distributions	—	—		—		—

Net Asset Value End of Period	$18.55	$17.17		$18.34		$17.10

Total Return	8.04%	16.09	%†	7.25%		15.62	%†

Net Assets End of Period (000)	$63	58		$62		$58

Ratio of Expenses to Average Net Assets	1.74%	1.77	%*	2.49%		2.52	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	(0.36	)%*	(0.55)%		(1.11	)%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.87%	1.85	%*	2.62%		2.60	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	0.07%	(0.44	)%*	(0.68)%		(1.19	)%*
Portfolio Turnover Rate	192.04%	240.63	%†	192.04%		240.63	%†

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights (continued)
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Large Cap Fund
	Class

	2005	2004	2003	2002	2001

Net Asset Value Beginning of Period	$11.93	$9.50	$13.34	$13.90	$11.97

Net Investment Income (Loss)	0.08 (1)	0.15 (1)	0.13 (1)	0.03 (1)	0.21 (1)
Redemption Fees	—	—	—	—	—
Realized and Unrealized Gains or (Losses) on Securities	0.25	2.43	(3.82)	(0.57)	2.21
Total from Operations	0.33	2.58	(3.69)	(0.54)	2.42

Distributions from Net Investment Income	(0.13)	(0.15)	(0.15)	(0.02)	(0.08)

Distributions from Capital Gains	—	—	—	—	(0.41)
Total Distributions	(0.13)	(0.15)	(0.15)	(0.02)	(0.49)

Net Asset Value End of Period	$12.13	$11.93	$9.50	$13.34	$13.90

Total Return	2.73%	27.20%	(27.73)%	(3.86)%	20.42%

Net Assets End of Period (000)	$122,043	$214,710	$283,989	$524,236	$425,414

Ratio of Expenses to Average Net Assets	1.21%	1.20%	1.20%	1.14%	1.16%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.69%	1.34%	1.18%	0.24%	0.91%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.21%	1.21%	1.20%	1.14%	1.16%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	0.69%	1.33%	1.18%	0.24%	0.91%
Portfolio Turnover Rate	152.98%	252.96%	428.30%	947.66%	1184.89%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

	Large Cap Fund
	Class A			Class C

	2005	2004††		2005		2004††

Net Asset Value Beginning of Period	$11.92	$11.08		$11.89		$11.08

Net Investment Income (Loss)	0.06 (1)	0.05(1)		(0.03	) (1)	0.01(1)
Redemption Fees	—	—		—		—
Realized and Unrealized Gains or (Losses) on Securities	0.24	0.93		0.25		0.92
Total from Operations	0.30	0.98		0.22		0.93

Distributions from Net Investment Income	(0.10)	(0.14)		(0.02)		(0.12)

Distributions from Capital Gains	—	—		—		—
Total Distributions	(0.10)	(0.14)		(0.02)		(0.12)

Net Asset Value End of Period	$12.12	$11.92		$12.09		$11.89

Total Return	2.50%	8.91	%†	1.81%		8.49	%†

Net Assets End of Period (000)	$56	$54		$55		$54

Ratio of Expenses to Average Net Assets	1.46%	1.45	%*	2.21%		2.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	0.86	%*	(0.29)%		0.11	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.46%	1.46	%*	2.21%		2.21	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	0.47%	0.85	%*	(0.29)%		0.10	%*
Portfolio Turnover Rate	152.98%	252.96	%†	152.98%		252.96	%†

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights (continued)
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Mid-Cap Fund
	Class

	2005		2004		2003		2002		2001

Net Asset Value Beginning of Period	$17.93		$12.29		$15.74		$14.44		$13.82

Net Investment Income (Loss)	(0.03	) (1)	(0.07	) (1)	(0.04	) (1)	(0.02	) (1)	0.09 (1)
Redemption Fees	—		—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	1.73		5.71		(3.41)		1.32		1.20
Total from Operations	1.70		5.64		(3.45)		1.30		1.29

Distributions from Net Investment Income	—		—		—		—		(0.03)

Distributions from Capital Gains	(1.66)		—		—		—		(0.64)
Total Distributions	(1.66)		—		—		—		(0.67)

Net Asset Value End of Period	$17.97		$17.93		$12.29		$15.74		$14.44

Total Return	9.59%		45.89%		(21.92)%		9.00%		9.43%

Net Assets End of Period (000)	$455,657		$452,530		$288,030		$464,987		$231,117

Ratio of Expenses to Average Net Assets	1.33%		1.37%		1.40%		1.32%		1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18)%		(0.47)%		(0.33)%		(0.15)%		0.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.33%		1.38%		1.40%		1.32%		1.35%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(0.18)%		(0.48)%		(0.33)%		(0.15)%		0.40%
Portfolio Turnover Rate	116.71%		143.80%		195.22%		236.85%		248.10%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

	Mid-Cap Fund
	Class A				Class C

	2005		2004†††		2005		2004†††

Net Asset Value Beginning of Period	$17.90		$14.59		$17.82		$14.59

Net Investment Income (Loss)	(0.07	) (1)	(0.08	)(1)	(0.18	) (1)	(0.16	)(1)
Redemption Fees	—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	1.71		3.39		1.68		3.39
Total from Operations	1.64		3.31		1.50		3.23

Distributions from Net Investment Income	—		—		—		—

Distributions from Capital Gains	(1.66)		—		(1.66)		—
Total Distributions	(1.66)		—		(1.66)		—

Net Asset Value End of Period	$17.88		$17.90		$17.66		$17.82

Total Return	9.26%		22.69	%†	8.50%		22.14	%†

Net Assets End of Period (000)	$258		$191		$169		$92

Ratio of Expenses to Aver age Net Assets	1.58%		1.62	%*	2.33%		2.37	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.39)%		(0.69	)%*	(1.01)%		(1.43	)%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.58%		1.63	%*	2.33%		2.38	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(0.39)%		(0.70	)%*	(1.01)%		(1.44	)%*
Portfolio Turnover Rate	116.71%		143.80	%†	116.71%		143.80	%†

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights (continued)
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Small Cap Fund
	Class

	2005		2004		2003		2002		2001

Net Asset Value Beginning of Period	$20.29		$13.27		$20.65		$18.48		$18.75

Net Investment Income (Loss)	(0.20	) (1)	(0.15	) (1)	(0.13	) (1)	(0.14	) (1)	(0.02	) (1)
Redemption Fees	—		—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	2.07		7.17		(7.25)		2.31		0.58
Total from Operations	1.87		7.02		(7.38)		2.17		0.56

Distributions from Net Investment Income	—		—		—		—		—

Distributions from Capital Gains	—		—		—		—		(0.83)
Total Distributions	—		—		—		—		(0.83)

Net Asset Value End of Period	$22.16		$20.29		$13.27		$20.65		$18.48

Total Return	9.22%		52.90%		(35.74)%		11.74%		2.99%

Net Assets End of Period (000)	$60,556		$102,497		$102,497		$290,007		$251,994

Ratio of Expenses to Average Net Assets	1.50%		1.50%		1.50%		1.48%		1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01)%		(0.84)%		(0.83)%		(0.72)%		(0.09)%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.61%		1.56%		1.59%		1.48%		1.49%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(1.12)%		(0.90)%		(0.92)%		(0.72)%		(0.09)%
Portfolio Turnover Rate	98.18%		116.57%		115.44%		144.85%		177.69%

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

	Small Cap Fund

	Class A				Class C

	2005		2004††		2005		2004††

Net Asset Value Beginning of Period	$20.27		$16.80		$20.19		$16.80

Net Investment Income (Loss)	(0.25	) (1)	(0.11	) (1)	(0.40	) (1)	(0.18	) (1)
Redemption Fees	—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	2.06		3.58		2.05		3.57
Total from Operations	1.81		3.47		1.65		3.39

Distributions from Net Investment Income	—		—		—		—

Distributions from Capital Gains	—		—		—		—
Total Distributions	—		—		—		—

Net Asset Value End of Period	$22.08		$20.27		$21.84		$20.19

Total Return	8.93%		20.65	%†	8.17%		20.18	%†

Net Assets End of Period (000)	$78		$60		$71		$60

Ratio of Expenses to Average Net Assets	1.75%		1.74	%*	2.50%		2.49	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.23)%		(1.16	)%*	(1.98)%		(1.91	)%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.86%		1.83	%*	2.61%		2.58	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(1.34)%		(1.25	)%*	(2.09)%		(2.00	)%*
Portfolio Turnover Rate	98.18%		116.57	%†	98.18%		116.57	%†

*	Annualized
†	Total return and portfolio turnover have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
[1]	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are either $0 or have been rounded to $0.

Financial Highlights (continued)
A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP, has audited the information contained in these financial highlights. Its report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

	Technology & Communications Fund

	2005		2004		2003		2002		2001

Net Asset Value Beginning of Period	$10.77		$7.31		$14.79		$19.70		$85.02

Net Investment Income (Loss)	(0.13	) (1)	(0.14	) (1)	(0.11	) (1)	(0.21	) (1)	(0.46	) (1)
Redemption Fees	—		—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	(0.24)		3.60		(7.37)		(4.70)		(59.61)
Total from Operations	(0.37)		3.46		(7.48)		(4.91)		(60.07)

Distributions from Net Investment Income	—		—		—		—		—

Distributions from Capital Gains	—		—		—		—		(5.25)
Return of Capital	—		—		—		—		—
Total Distributions	—		—		—		—		(5.25)

Net Asset Value End of Period	$10.40		$10.77		$7.31		$14.79		$19.70

Total Return	(3.44)%		47.33%		(50.57)%		(24.92)%		(74.20)%

Net Assets End of Period (000)	$229,768		$314,112		$262,244		$581,091		$920,965

Ratio of Expenses to Average Net Assets	1.64%		1.66%		1.54%		1.39%		1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.22)%		(1.40)%		(1.24)%		(1.17)%		(0.81)%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.64%		1.67%		1.54%		1.39%		1.25%
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(1.22)%		(1.41)%		(1.24)%		(1.19)%		(0.81)%
Portfolio Turnover Rate	63.05%		135.24%		261.67%		185.33%		291.41%

*	Annualized

†	Total return and portfolio turnover have not been annualized.

††	Class A and Class C shares commenced operations on September 30, 2003.

†††	Class A and Class C shares commenced operations on July 31, 2003.

[1]	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

	Technology & Communications Fund
	Class A Class C

	2005		2004††		2005		2004††

Net Asset Value Beginning of Period	$10.75		$9.69		$10.71		$9.69

Net Investment Income (Loss)	(0.15	) (1)	(0.08	) (1)	(0.23	) (1)	(0.13	) (1)
Redemption Fees	—		—		—		—
Realized and Unrealized Gains or (Losses) on Securities	(0.24)		1.14		(0.24)		1.15
Total from Operations	(0.39)		1.06		(0.47)		1.02

Distributions from Net Investment Income	—		—		—		—

Distributions from Capital Gains	—		—		—		—
Return of Capital	—		—		—		—
Total Distributions	—		—		—		—

Net Asset Value End of Period	$10.36		$10.75		$10.24		$10.71

Total Return	(3.63)%		10.94	%†	(4.39)%		10.53	% †

Net Assets End of Period (000)	$53		$55		$53		$55

Ratio of Expenses to Average Net Assets	1.90%		1.86	%*	2.65%		2.61	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.47)%		(1.56	)%*	(2.22)%		(2.31	)%*
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	1.90%		1.87	%*	2.65%		2.62	%*
Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers, Expenses Borne by Adviser and Expense Reduction)	(1.47)%		(1.57	)%*	(2.22)%		(2.32	)%*
Portfolio Turnover Rate	63.05%		135.24	% †	63.05%		135.24	% †

*	Annualized

†	Total return and portfolio turnover have not been annualized.

††	Class A and Class C shares commenced operations on September 30, 2003.

†††	Class A and Class C shares commenced operations on July 31, 2003.

[1]	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For More Information
For investors who want more information about the Funds, the following documents are available free upon request:
Statement of Additional Information (SAI)
Provides more information about the Funds and is incorporated into this Prospectus by reference.
Annual/ Semi-Annual Reports
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year or half-year.
To obtain the SAI, Annual/ Semi-Annual Reports or other information and for shareholder inquiries:
By Telephone:
1-800-433-0051
By Mail:
Old Mutual Advisor Funds II
P.O. Box 219534
Kansas City, Missouri 64121-9534
Via the Internet:
www.oldmutualcapital.com
Reports and other information about Old Mutual Advisor Funds II (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about Old Mutual Advisor Funds II are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.
Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge (i) on the Old Mutual Advisor Funds II website at www.oldmutualcapital.com; (ii) by calling 1-800-433-0051; and (iii) on the Commission’s website at www.sec.gov. Old Mutual Advisor Funds II has adopted a Code of Ethical Conduct pursuant to Section 406 of the Sarbanes-Oxley Act. You may obtain a copy of this Code of Conduct upon request by calling 1-800-433-0051 or by visiting the Securities and Exchange Commission website at www.sec.gov.
Investment Adviser
Old Mutual Capital, Inc.
Distributor
Old Mutual Fund Distributors

D-06-155 — 03/2006	SEC File Number 811-04391

Protecting Your Personal Information
The Old Mutual Advisor Funds II has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.
Restricted Use of Information
Occasionally, we may disclose this information to companies that perform services for the Funds, such as other financial institutions with whom we have joint marketing agreements, or to the Funds’ proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order or regulatory inquiry. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to “opt out” if you did not want information to be released.
Safeguards to Keep Information Secure
We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.
This page is not part of the prospectus